UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22911

Reality Shares ETF Trust

(Exact name of registrant as specified in charter)

402 West Broadway, Suite 2800
San Diego, CA 92101

(Address of principal executive offices) (Zip code)

Eric R. Ervin
c/o Reality Shares Advisors, LLC
402 West Broadway, Suite 2800
San Diego, CA 92101

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 487-1445

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Reality Shares DIVS ETF (DIVY)
Reality Shares DIVCON Leaders Dividend ETF (LEAD)
Reality Shares DIVCON Dividend Defender ETF (DFND)
Reality Shares DIVCON Dividend Guard ETF (GARD)
Reality Shares NASDAQ NexGen Economy ETF (BLCN)
Reality Shares NASDAQ NexGen Economy China ETF (BCNA)
Reality Shares Fundstrat DQM Long ETF (DQML)

Semi-Annual Report

April 30, 2019

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, shareholder reports will be made available on http://realityshares.com/materials, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary or, if you are a direct investor, by calling (855) 595-0240.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call (855) 595-0240 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive shareholder reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

The financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Not FDIC Insured • No Bank Guarantee • May Lose Value

ALPS Distributors, Inc., distributor.

Shareholder Expense Example (Unaudited)
April 30, 2019

As a shareholder of one or more Funds of the Reality Shares ETF Trust (the “Trust”), you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples in the table below are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period Per $1,000” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value	Ending Account Value April 30, 2019	Annualized Expense Ratio for the Period	Expenses Paid During Period Per $1,000*
Reality Shares DIVS ETF
Actual	$1,000.00	$1,014.80	0.85%	$4.25
Hypothetical(1)	$1,000.00	$1,020.58	0.85%	$4.26
Reality Shares DIVCON Leaders Dividend ETF
Actual	$1,000.00	$1,120.80	0.43%	$2.26
Hypothetical(1)	$1,000.00	$1,022.66	0.43%	$2.16
Reality Shares DIVCON Dividend Defender ETF
Actual	$1,000.00	$1,076.00	1.18%	$6.07
Hypothetical(1)	$1,000.00	$1,018.94	1.18%	$5.91
Reality Shares DIVCON Dividend Guard ETF
Actual	$1,000.00	$1,025.90	1.48%	$7.43
Hypothetical(1)	$1,000.00	$1,017.46	1.48%	$7.40
Reality Shares NASDAQ NexGen Economy ETF
Actual	$1,000.00	$1,124.60	0.68%	$3.58
Hypothetical(1)	$1,000.00	$1,021.42	0.68%	$3.41

Reality Shares ETF Trust     1

Shareholder Expense Example (Unaudited) (concluded)

Fund	Beginning Account Value	Ending Account Value April 30, 2019	Annualized Expense Ratio for the Period	Expenses Paid During Period Per $1,000*
Reality Shares NASDAQ NexGen Economy China ETF
Actual	$1,000.00	$1,267.50	0.76%	$4.27
Hypothetical(1)	$1,000.00	$1,021.03	0.76%	$3.81
Reality Shares Fundstrat DQM Long ETF
Actual	$1,000.00	$1,111.60	0.69%	$3.61
Hypothetical(1)	$1,000.00	$1,021.37	0.69%	$3.46
(1)	5% return before expenses.
*	Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).

2     Reality Shares ETF Trust

Schedule of Investments
Reality Shares DIVS ETF
April 30, 2019 (Unaudited)

	Principal/ Shares	Value
Treasury Bills – 97.1%(a)
U.S. Treasury Bill, 05/02/2019(b)	$1,007,000	$1,006,934
U.S. Treasury Bill, 05/09/2019(b)	3,006,000	3,004,417
U.S. Treasury Bill, 08/01/2019	9,978,000	9,917,592
U.S. Treasury Bill, 08/15/2019	6,204,000	6,160,569
U.S. Treasury Bill, 09/05/2019	6,408,000	6,354,593
U.S. Treasury Bill, 09/12/2019	4,541,000	4,500,899
U.S. Treasury Bill, 09/19/2019(b)	7,476,000	7,406,531
U.S. Treasury Bill, 09/26/2019	6,376,000	6,313,942
U.S. Treasury Bill, 10/10/2019	4,373,000	4,326,362
U.S. Treasury Bill, 10/17/2019	708,000	700,123
U.S. Treasury Bill, 07/25/2019	2,458,000	2,444,307
U.S. Treasury Bill, 08/08/2019	5,228,000	5,193,891
U.S. Treasury Bill, 07/11/2019	10,610,000	10,560,402
(Cost $67,889,502)		67,890,562
Money Markets and Cash Equivalents – 0.1%
Blackrock Federal FD 30 Instl, 2.33%(b)(c)	102,568	102,568
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.56%(c)	976	976
(Cost $103,544)		103,544
Total Investments – 97.2%
(Cost $67,993,046)		67,994,106
Other Assets in Excess of Liabilities – 2.8%		1,973,147
Net Assets – 100.0%		$69,967,253
(a)	The security was issued on a discount basis with no stated coupon rate.
(b)	All or a portion of the security has been pledged to the broker for swap positions.
(c)	Reflects the 7-day yield at April 30, 2019.

Dividend swaps outstanding at April 30, 2019+:

Underlying Index	Counterparties*	Units	Expiration Date	Notional Amount Long (Short)**	Value/Unrealized Appreciation (Depreciation)
S&P 500	BNP Paribas	144,000	12/31/2019	$(7,510,406)	$709,114
S&P 500	JP Morgan	84,500	12/31/2019	(4,131,257)	692,003
S&P 500	Morgan Stanley	35,000	12/31/2019	(1,872,765)	125,035
S&P 500	Societe Generale	24,000	12/31/2019	(1,251,103)	118,817
S&P 500	BNP Paribas	119,600	12/31/2020	(6,511,542)	385,790
S&P 500	JP Morgan	12,000	12/31/2020	(674,694)	17,346
S&P 500	Morgan Stanley	50,000	12/31/2020	(2,708,759)	174,741
S&P 500	Societe Generale	79,000	12/31/2020	(4,172,621)	383,309
S&P 500	BNP Paribas	181,500	12/31/2021	(10,478,373)	(27,603)
S&P 500	Morgan Stanley	73,700	12/31/2021	(4,267,962)	(24,316)
S&P 500	Societe Generale	18,750	12/31/2021	(1,028,016)	51,609
S&P 500	Bank of America	20,000	12/31/2022	(1,118,324)	34,276
S&P 500	BNP Paribas	147,400	12/31/2022	(8,592,404)	(97,741)
S&P 500	Morgan Stanley	70,000	12/31/2022	(4,148,277)	(114,177)
S&P 500	Societe Generale	12,000	12/31/2022	(668,769)	22,791
S&P 500	Bank of America	55,000	12/31/2023	(3,000,362)	168,738
S&P 500	BNP Paribas	71,000	12/31/2023	(4,067,698)	23,322
					$2,643,054
Cash received from the broker for swap positions in the amount of $620,000.
Cash and securities pledged to the broker for swap positions in the amount of $3,979,636.
+	See note 7 in the notes to financial statements for more information regarding dividend swaps.
*	At contract maturity, the Fund pays to/receives from the counterparty the net difference between the expected dividend value and the actual dividend value.
**	Represents gross notional exposure on the fixed leg of the swap contract.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     3

Schedule of Investments
Reality Shares DIVS ETF
April 30, 2019 (Unaudited)

Fair Valuation Measurement

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2019.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Treasury Bills	$—	$67,890,562	$—	$67,890,562
Money Markets and Cash Equivalents	103,544	—	—	103,544
Other Financial Instruments***	—	2,906,891	—	2,906,891
Total Assets	$103,544	$70,797,453	$—	$70,900,997
Liabilities
Other Financial Instruments***	$—	$(263,837)	$—	$(263,837)
Total Liabilities	$—	$(263,837)	$—	$(263,837)
***	Other financial instruments include dividend swaps. Dividend swaps are presented at gross unrealized appreciation (depreciation).

Summary of Schedule of Investments

Industry	% of Net Assets
Treasury Bills	97.1%
Money Markets and Cash Equivalents	0.1
Total Investments	97.2
Other Assets in Excess of Liabilities	2.8
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

4     Reality Shares ETF Trust

Schedule of Investments
Reality Shares DIVCON Leaders Dividend ETF
April 30, 2019 (Unaudited)

	Shares	Value
Common Stocks – 99.9%
Aerospace & Defense – 1.7%
Boeing Co. (The)	1,685	$636,408
Air Freight & Logistics – 1.6%
Expeditors International of Washington, Inc.	7,616	604,863
Auto Components – 1.6%
Lear Corp.	4,138	591,734
Banks – 6.2%
Comerica, Inc.	7,127	560,111
PNC Financial Services Group, Inc. (The)	4,118	563,878
Regions Financial Corp.	36,452	566,099
SunTrust Banks, Inc.	9,225	604,053
		2,294,141
Biotechnology – 1.3%
AbbVie, Inc.	6,084	483,009
Building Products – 1.8%
Lennox International, Inc.	2,503	679,439
Capital Markets – 12.0%
Cboe Global Markets, Inc.	5,018	509,879
FactSet Research Systems, Inc.	2,347	647,467
MSCI, Inc.	3,633	818,806
Northern Trust Corp.	5,866	578,094
S&P Global, Inc.	3,233	713,394
T Rowe Price Group, Inc.	5,718	614,685
TD Ameritrade Holding Corp.	10,957	576,119
		4,458,444
Chemicals – 3.2%
Celanese Corp.	5,958	642,809
Westlake Chemical Corp.	7,743	540,074
		1,182,883
Commercial Services & Supplies – 3.4%
Cintas Corp.	3,258	707,442
Rollins, Inc.	14,079	544,435
		1,251,877
Electrical Equipment – 1.6%
Rockwell Automation, Inc.	3,239	585,320
Electronic Equipment Instruments & Components – 1.7%
CDW Corp.	6,050	638,880
Entertainment – 1.7%
Walt Disney Co. (The)	4,697	643,348
Food & Staples Retailing – 0.9%
Walgreens Boots Alliance, Inc.	6,520	349,276
Gas Utilities – 1.3%
UGI Corp.	8,843	482,032
Health Care Providers & Services – 1.3%
UnitedHealth Group, Inc.	2,002	466,606
Hotels, Restaurants & Leisure – 5.0%
Domino’s Pizza, Inc.	2,104	569,300
Marriott International, Inc., Class A	4,783	652,497
Starbucks Corp.	8,143	632,548
		1,854,345
Household Products – 1.6%
Church & Dwight Co., Inc.	7,835	587,233

	Shares	Value
Insurance – 1.6%
Torchmark Corp.	6,627	$580,923
IT Services – 7.2%
Broadridge Financial Solutions, Inc.	5,699	673,223
Jack Henry & Associates, Inc.	3,986	594,153
Mastercard, Inc., Class A	2,803	712,635
Visa, Inc., Class A	4,127	678,602
		2,658,613
Machinery – 5.0%
IDEX Corp.	3,963	620,844
Illinois Tool Works, Inc.	4,167	648,510
Snap-on, Inc.	3,453	581,071
		1,850,425
Metals & Mining – 2.8%
Nucor Corp.	9,059	516,997
Steel Dynamics, Inc.	16,814	532,668
		1,049,665
Oil, Gas & Consumable Fuels – 3.0%
Marathon Petroleum Corp.	8,471	515,630
Phillips 66	6,152	579,949
		1,095,579
Personal Products – 1.8%
Estee Lauder Cos., Inc. (The), Class A	3,832	658,376
Pharmaceuticals – 1.7%
Zoetis, Inc.	6,102	621,428
Road & Rail – 1.7%
Union Pacific Corp.	3,594	636,282
Semiconductors & Semiconductor Equipment – 10.0%
Analog Devices, Inc.	6,007	698,254
Broadcom, Inc.	2,485	791,224
Lam Research Corp.	3,971	823,704
NVIDIA Corp.	3,770	682,370
Texas Instruments, Inc.	5,970	703,445
		3,698,997
Software – 1.8%
Intuit, Inc.	2,642	663,300
Specialty Retail – 7.1%
Home Depot, Inc. (The)	3,028	616,804
Ross Stores, Inc.	7,172	700,417
TJX Cos., Inc. (The)	12,445	682,982
Tractor Supply Co.	5,941	614,893
		2,615,096
Technology Hardware, Storage & Peripherals – 3.4%
Apple, Inc.	3,188	639,736
NetApp, Inc.	8,380	610,483
		1,250,219
Textiles, Apparel & Luxury Goods – 1.7%
NIKE, Inc., Class B	7,166	629,390
Trading Companies & Distributors – 3.2%
Fastenal Co.	9,433	665,498
W.W. Grainger, Inc.	1,918	540,876
		1,206,374
Total Common Stocks (Cost $32,123,110)		37,004,505

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     5

Schedule of Investments
Reality Shares DIVCON Leaders Dividend ETF
April 30, 2019 (Unaudited)

	Shares	Value
Treasury Bill – 0.1%(a)
U.S. Treasury Bill, 06/27/2019
(Cost $42,842)	43,000	$42,838
Money Markets and Cash Equivalents – 0.0%(b)
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.56%(c)
(Cost $32)	32	32

	Shares	Value
Total Investments – 100.0% (Cost $32,165,984)		$37,047,375
Other Assets in Excess of Liabilities – 0.0%(b)		12,010
Net Assets – 100.0%		$37,059,385
(a)	The security was issued on a discount basis with no stated coupon rate.
(b)	Rounds to less than 0.1%.
(c)	Reflects the 7-day yield at April 30, 2019.

Fair Valuation Measurement

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2019.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$37,004,505	$—	$—	$37,004,505
Treasury Bill	—	42,838	—	42,838
Money Markets and Cash Equivalents	32	—	—	32
Total Assets	$37,004,537	$42,838	$—	$37,047,375
*	See the Schedule of Investments for breakout by security category.

The accompanying notes are an integral part of these financial statements.

6     Reality Shares ETF Trust

Schedule of Investments
Reality Shares DIVCON Leaders Dividend ETF
April 30, 2019 (Unaudited)

Summary of Schedule of Investments

Industry	% of Net Assets
Aerospace & Defense	1.7%
Air Freight & Logistics	1.6
Auto Components	1.6
Banks	6.2
Biotechnology	1.3
Building Products	1.8
Capital Markets	12.0
Chemicals	3.2
Commercial Services & Supplies	3.4
Electrical Equipment	1.6
Electronic Equipment Instruments & Components	1.7
Entertainment	1.7
Food & Staples Retailing	0.9
Gas Utilities	1.3
Health Care Providers & Services	1.3
Hotels, Restaurants & Leisure	5.0
Household Products	1.6
Insurance	1.6
IT Services	7.2
Machinery	5.0
Metals & Mining	2.8
Oil, Gas & Consumable Fuels	3.0
Personal Products	1.8
Pharmaceuticals	1.7
Road & Rail	1.7
Semiconductors & Semiconductor Equipment	10.0
Software	1.8
Specialty Retail	7.1
Technology Hardware, Storage & Peripherals	3.4
Textiles, Apparel & Luxury Goods	1.7
Trading Companies & Distributors	3.2
Treasury Bill	0.1
Money Markets and Cash Equivalents	0.0	(a)
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0	(a)
Net Assets	100.0%
(a)	Rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     7

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
April 30, 2019 (Unaudited)

	Shares	Value
Common Stocks(a) – 77.3%
Aerospace & Defense – 1.3%
Boeing Co. (The)	178	$67,229
Air Freight & Logistics – 1.3%
Expeditors International of Washington, Inc.	819	65,045
Auto Components – 1.2%
Lear Corp.	449	64,207
Banks – 4.8%
Comerica, Inc.	774	60,829
PNC Financial Services Group, Inc. (The)	444	60,797
Regions Financial Corp.	3,949	61,328
SunTrust Banks, Inc.	998	65,349
		248,303
Biotechnology – 1.0%
AbbVie, Inc.	646	51,286
Building Products – 1.4%
Lennox International, Inc.	269	73,020
Capital Markets – 9.3%
Cboe Global Markets, Inc.	543	55,174
FactSet Research Systems, Inc.	252	69,519
MSCI, Inc.	391	88,124
Northern Trust Corp.	632	62,284
S&P Global, Inc.	352	77,672
T Rowe Price Group, Inc.	621	66,757
TD Ameritrade Holding Corp.	1,189	62,518
		482,048
Chemicals – 2.5%
Celanese Corp.	643	69,373
Westlake Chemical Corp.	820	57,195
		126,568
Commercial Services & Supplies – 2.6%
Cintas Corp.	352	76,433
Rollins, Inc.	1,521	58,817
		135,250
Electrical Equipment – 1.2%
Rockwell Automation, Inc.	345	62,345
Electronic Equipment Instruments & Components – 1.4%
CDW Corp.	668	70,541
Entertainment – 1.3%
Walt Disney Co. (The)	505	69,170
Food & Staples Retailing – 0.7%
Walgreens Boots Alliance, Inc.	699	37,445
Gas Utilities – 1.0%
UGI Corp.	952	51,894
Health Care Providers & Services – 1.0%
UnitedHealth Group, Inc.	216	50,343
Hotels, Restaurants & Leisure – 3.9%
Domino’s Pizza, Inc.	225	60,880
Marriott International, Inc., Class A	521	71,075
Starbucks Corp.	882	68,514
		200,469
Household Products – 1.2%
Church & Dwight Co., Inc.	846	63,408

	Shares	Value
Insurance – 1.2%
Torchmark Corp.	713	$62,502
IT Services – 5.6%
Broadridge Financial Solutions, Inc.	610	72,059
Jack Henry & Associates, Inc.	429	63,947
Mastercard, Inc., Class A	305	77,543
Visa, Inc., Class A	447	73,500
		287,049
Machinery – 3.9%
IDEX Corp.	428	67,050
Illinois Tool Works, Inc.	448	69,722
Snap-on, Inc.	374	62,937
		199,709
Metals & Mining – 2.2%
Nucor Corp.	978	55,815
Steel Dynamics, Inc.	1,831	58,006
		113,821
Oil, Gas & Consumable Fuels – 2.3%
Marathon Petroleum Corp.	916	55,757
Phillips 66	661	62,312
		118,069
Personal Products – 1.4%
Estee Lauder Cos., Inc. (The), Class A	413	70,958
Pharmaceuticals – 1.3%
Zoetis, Inc.	662	67,418
Road & Rail – 1.3%
Union Pacific Corp.	385	68,160
Semiconductors & Semiconductor Equipment – 7.7%
Analog Devices, Inc.	644	74,859
Broadcom, Inc.	261	83,102
Lam Research Corp.	429	88,987
NVIDIA Corp.	411	74,391
Texas Instruments, Inc.	644	75,883
		397,222
Software – 1.4%
Intuit, Inc.	287	72,054
Specialty Retail – 5.5%
Home Depot, Inc. (The)	327	66,610
Ross Stores, Inc.	770	75,198
TJX Cos., Inc. (The)	1,334	73,210
Tractor Supply Co.	638	66,033
		281,051
Technology Hardware, Storage & Peripherals – 2.6%
Apple, Inc.	343	68,830
NetApp, Inc.	891	64,909
		133,739
Textiles, Apparel & Luxury Goods – 1.3%
NIKE, Inc., Class B	777	68,244
Trading Companies & Distributors – 2.5%
Fastenal Co.	1,019	71,890
W.W. Grainger, Inc.	207	58,374
		130,264
Total Common Stocks
(Cost $3,449,934)		3,988,831

The accompanying notes are an integral part of these financial statements.

8     Reality Shares ETF Trust

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
April 30, 2019 (Unaudited)

	Shares	Value
Treasury Bills – 21.1%(b)
U.S. Treasury Bill, 05/30/2019	40,000	$39,923
U.S. Treasury Bill, 06/13/2019	25,000	24,929
U.S. Treasury Bill, 08/15/2019	101,000	100,293
U.S. Treasury Bill, 09/05/2019	174,000	172,550
U.S. Treasury Bill, 09/26/2019	470,000	465,426
U.S. Treasury Bill, 10/10/2019	293,000	289,875
(Cost $1,093,061)		1,092,996
Money Markets and Cash Equivalents – 0.1%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.56%(c)
(Cost $2,973)	2,973	2,973
Total Investments Before Securities Sold Short (Cost $4,545,968)		5,084,800
Securities Sold Short
Common Stocks – (22.1)%
Aerospace & Defense – (1.6)%
Arconic, Inc.	(3,892)	(83,600)
Airlines – (1.4)%
American Airlines Group, Inc.	(2,043)	(69,830)
Chemicals – (1.0)%
Mosaic Co. (The)	(2,055)	(53,656)
Diversified Telecommunication – (0.8)%
CenturyLink, Inc.	(3,512)	(40,107)
Electric Utilities – (2.7)%
Avangrid, Inc.	(1,178)	(60,325)
FirstEnergy Corp.	(1,891)	(79,479)
		(139,804)
Energy Equipment & Services – (1.2)%
National Oilwell Varco, Inc.	(2,454)	(64,147)

	Shares	Value
Entertainment – (1.2)%
Viacom, Inc., Class B	(2,100)	$(60,711)
Independent Power and Renewable Electricity Producers – (1.3)%
NRG Energy, Inc.	(1,633)	(67,231)
Industrial Conglomerates – (2.0)%
General Electric Co.	(10,031)	(102,015)
Metals & Mining – (1.3)%
Freeport-McMoRan, Inc.	(5,604)	(68,985)
Oil, Gas & Consumable Fuels – (6.0)%
Hess Corp.	(1,453)	(93,166)
Marathon Oil Corp.	(4,241)	(72,267)
Noble Energy, Inc.	(2,579)	(69,788)
Williams Cos., Inc. (The)	(2,612)	(73,998)
		(309,219)
Software – (1.6)%
Symantec Corp.	(3,376)	(81,733)
Total Securities Sold Short
[Proceeds $(1,126,573)]		(1,141,038)
Total Investments – 76.4%
(Cost $3,419,395)		3,943,762
Other Assets in Excess of Liabilities – 23.6%		1,218,972
Net Assets – 100.0%		$5,162,734
(a)	Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at April 30, 2019 was $5,195,396 which includes proceeds receivable from unsettled securities sold short in the amount of $1,218,408.
(b)	The security was issued on a discount basis with no stated coupon rate.
(c)	Reflects the 7-day yield at April 30, 2019.

Fair Valuation Measurement

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2019.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$3,988,831	$—	$—	$3,988,831
Treasury Bills	—	1,092,996	—	1,092,996
Money Markets and Cash Equivalents	2,973	—	—	2,973
Total Assets	$3,991,804	$1,092,996	$—	$5,084,800
Liabilities
Common Stocks*	$(1,141,038)	$—	$—	$(1,141,038)
Total Liabilities	$(1,141,038)	$—	$—	$(1,141,038)
*	See the Schedule of Investments for breakout by security category.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     9

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
April 30, 2019 (Unaudited)

Summary of Schedule of Investments

Industry	% of Net Assets
Aerospace & Defense	(0.3)%
Air Freight & Logistics	1.3
Airlines	(1.4)
Auto Components	1.2
Banks	4.8
Biotechnology	1.0
Building Products	1.4
Capital Markets	9.3
Chemicals	1.5
Commercial Services & Supplies	2.6
Diversified Telecommunication	(0.8)
Electric Utilities	(2.7)
Electrical Equipment	1.2
Electronic Equipment Instruments & Components	1.4
Energy Equipment & Services	(1.2)
Entertainment	0.1
Food & Staples Retailing	0.7
Gas Utilities	1.0
Health Care Providers & Services	1.0
Hotels, Restaurants & Leisure	3.9
Household Products	1.2
Independent Power and Renewable Electricity Producers	(1.3)
Industrial Conglomerates	(2.0)
Insurance	1.2
IT Services	5.6
Machinery	3.9
Metals & Mining	0.9
Oil, Gas & Consumable Fuels	(3.7)
Personal Products	1.4
Pharmaceuticals	1.3
Road & Rail	1.3
Semiconductors & Semiconductor Equipment	7.7
Software	(0.2)
Specialty Retail	5.5
Technology Hardware, Storage & Peripherals	2.6
Textiles, Apparel & Luxury Goods	1.3
Trading Companies & Distributors	2.5
Treasury Bills	21.1
Money Markets and Cash Equivalents	0.1
Total Investments	76.4
Other Assets in Excess of Liabilities	23.6
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

10     Reality Shares ETF Trust

Schedule of Investments
Reality Shares DIVCON Dividend Guard ETF
April 30, 2019 (Unaudited)

	Shares	Value
Common Stocks – 99.9%
Aerospace & Defense – 1.7%
Boeing Co. (The)	626	$236,434
Air Freight & Logistics – 1.6%
Expeditors International of Washington, Inc.	2,916	231,589
Auto Components – 1.5%
Lear Corp.	1,474	210,782
Banks – 6.7%
Comerica, Inc.	2,914	229,011
PNC Financial Services Group, Inc. (The)	1,689	231,275
Regions Financial Corp.	15,549	241,476
SunTrust Banks, Inc.	3,601	235,794
		937,556
Biotechnology – 1.7%
AbbVie, Inc.	2,946	233,883
Building Products – 1.7%
Lennox International, Inc.	863	234,261
Capital Markets – 11.8%
Cboe Global Markets, Inc.	2,248	228,419
FactSet Research Systems, Inc.	871	240,283
MSCI, Inc.	1,057	238,227
Northern Trust Corp.	2,453	241,743
S&P Global, Inc.	1,091	240,740
T Rowe Price Group, Inc.	2,174	233,705
TD Ameritrade Holding Corp.	4,395	231,089
		1,654,206
Chemicals – 3.3%
Celanese Corp.	2,258	243,616
Westlake Chemical Corp.	3,071	214,202
		457,818
Commercial Services & Supplies – 3.3%
Cintas Corp.	1,149	249,494
Rollins, Inc.	5,380	208,045
		457,539
Electrical Equipment – 1.5%
Rockwell Automation, Inc.	1,201	217,033
Electronic Equipment Instruments & Components – 1.7%
CDW Corp.	2,289	241,718
Entertainment – 1.7%
Walt Disney Co. (The)	1,733	237,369
Food & Staples Retailing – 1.6%
Walgreens Boots Alliance, Inc.	4,236	226,923
Gas Utilities – 1.7%
UGI Corp.	4,298	234,284
Health Care Providers & Services – 1.7%
UnitedHealth Group, Inc.	1,026	239,130
Hotels, Restaurants & Leisure – 5.0%
Domino’s Pizza, Inc.	888	240,275
Marriott International, Inc., Class A	1,700	231,914
Starbucks Corp.	3,071	238,555
		710,744
Household Products – 1.6%
Church & Dwight Co., Inc.	3,092	231,745

	Shares	Value
Insurance – 1.6%
Torchmark Corp.	2,644	$231,773
IT Services – 7.1%
Broadridge Financial Solutions, Inc.	2,153	254,334
Jack Henry & Associates, Inc.	1,605	239,241
Mastercard, Inc., Class A	983	249,918
Visa, Inc., Class A	1,533	252,071
		995,564
Machinery – 4.9%
IDEX Corp.	1,494	234,050
Illinois Tool Works, Inc.	1,494	232,511
Snap-on, Inc.	1,342	225,832
		692,393
Metals & Mining – 3.2%
Nucor Corp.	3,972	226,682
Steel Dynamics, Inc.	7,274	230,440
		457,122
Oil, Gas & Consumable Fuels – 3.3%
Marathon Petroleum Corp.	3,698	225,097
Phillips 66	2,485	234,261
		459,358
Personal Products – 1.6%
Estee Lauder Cos., Inc. (The), Class A	1,343	230,741
Pharmaceuticals – 1.7%
Zoetis, Inc.	2,337	238,000
Road & Rail – 1.6%
Union Pacific Corp.	1,287	227,851
Semiconductors & Semiconductor Equipment – 8.6%
Analog Devices, Inc.	1,981	230,271
Broadcom, Inc.	782	248,989
Lam Research Corp.	1,216	252,235
NVIDIA Corp.	1,280	231,680
Texas Instruments, Inc.	2,087	245,911
		1,209,086
Software – 1.6%
Intuit, Inc.	887	222,690
Specialty Retail – 6.8%
Home Depot, Inc. (The)	1,109	225,903
Ross Stores, Inc.	2,501	244,248
TJX Cos., Inc. (The)	4,499	246,905
Tractor Supply Co.	2,259	233,807
		950,863
Technology Hardware, Storage & Peripherals – 3.2%
Apple, Inc.	1,141	228,964
NetApp, Inc.	3,056	222,630
		451,594
Textiles, Apparel & Luxury Goods – 1.6%
NIKE, Inc., Class B	2,604	228,709
Trading Companies & Distributors – 3.3%
Fastenal Co.	3,233	228,088
W.W. Grainger, Inc.	825	232,650
		460,738
Total Common Stocks
(Cost $13,225,727)		14,049,496

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     11

Schedule of Investments
Reality Shares DIVCON Dividend Guard ETF
April 30, 2019 (Unaudited)

	Shares	Value
Money Markets and Cash Equivalents – 0.1%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.56%(a)
(Cost $13,324)	13,324	$13,324

	Shares	Value
Total Investments – 100.0%
(Cost $13,239,051)		$14,062,820
Other Assets in Excess of Liabilities – 0.0%(b)		4,358
Net Assets – 100.0%		$14,067,178
(a)	Reflects the 7-day yield at April 30, 2019.
(b)	Rounds to less than 0.1%.

Fair Valuation Measurement

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2019.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$14,049,496	$—	$—	$14,049,496
Money Markets and Cash Equivalents	13,324	—	—	13,324
Total Assets	$14,062,820	$—	$—	$14,062,820
*	See the Schedule of Investments for breakout by security category.

The accompanying notes are an integral part of these financial statements.

12     Reality Shares ETF Trust

Schedule of Investments
Reality Shares DIVCON Dividend Guard ETF
April 30, 2019 (Unaudited)

Summary of Schedule of Investments

Industry	% of Net Assets
Aerospace & Defense	1.7%
Air Freight & Logistics	1.6
Auto Components	1.5
Banks	6.7
Biotechnology	1.7
Building Products	1.7
Capital Markets	11.8
Chemicals	3.3
Commercial Services & Supplies	3.3
Electrical Equipment	1.5
Electronic Equipment Instruments & Components	1.7
Entertainment	1.7
Food & Staples Retailing	1.6
Gas Utilities	1.7
Health Care Providers & Services	1.7
Hotels, Restaurants & Leisure	5.0
Household Products	1.6
Insurance	1.6
IT Services	7.1
Machinery	4.9
Metals & Mining	3.2
Oil, Gas & Consumable Fuels	3.3
Personal Products	1.6
Pharmaceuticals	1.7
Road & Rail	1.6
Semiconductors & Semiconductor Equipment	8.6
Software	1.6
Specialty Retail	6.8
Technology Hardware, Storage & Peripherals	3.2
Textiles, Apparel & Luxury Goods	1.6
Trading Companies & Distributors	3.3
Money Markets and Cash Equivalents	0.1
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0 (a)
Net Assets	100.0%
(a)	Rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     13

Schedule of Investments
Reality Shares NASDAQ NexGen Economy ETF
April 30, 2019 (Unaudited)

	Shares	Value
Common Stocks – 99.4%
Automobiles – 1.8%
Daimler AG*	20,826	$1,361,639
Banks – 11.3%
Banco Santander SA	194,143	968,773
Bank of America Corp.	32,664	998,865
Barclays PLC	129,027	1,104,471
BOC Hong Kong Holdings Ltd.	252,464	1,129,514
Citigroup, Inc.	15,487	1,094,931
ING Groep NV	73,255	934,734
JPMorgan Chase & Co.	12,419	1,441,225
Mizuho Financial Group, Inc.	636,812	992,026
		8,664,539
Capital Markets – 10.7%
ASX Ltd.	21,785	1,142,337
CME Group, Inc.	6,142	1,098,804
Deutsche Boerse AG	7,849	1,045,889
Goldman Sachs Group, Inc. (The)	5,532	1,139,150
Nasdaq, Inc.	15,207	1,402,085
SBI Holdings, Inc.	65,196	1,389,092
TMX Group Ltd.	15,392	977,847
		8,195,204
Communications Equipment – 1.9%
Cisco Systems, Inc.	25,555	1,429,802
Consumer Finance – 1.5%
American Express Co.	9,516	1,115,561
Diversified Telecommunication – 1.3%
Swisscom AG	2,082	969,897
Electronic Equipment, Instruments & Components – 1.7%
Hitachi Ltd.	38,881	1,287,829
Entertainment – 1.5%
NetEase, Inc.	4,040	1,149,501
Food & Staples Retailing – 1.3%
Walmart, Inc.	9,736	1,001,250
Industrial Conglomerates – 2.7%
Fosun International Ltd.	601,181	931,802
Siemens AG	9,416	1,126,376
		2,058,178
Insurance – 3.4%
Ping An Insurance Group Co. of China Ltd., Class H	109,540	1,318,741
ZhongAn Online P&C Insurance Co. Ltd., Class H*,(a)	357,677	1,290,216
		2,608,957
Interactive Media & Services – 7.8%
Alphabet, Inc., Class A*	908	1,088,656
Baidu, Inc.*	7,767	1,291,108
Facebook, Inc., Class A*	5,481	1,060,025
LINE Corp.*	32,880	1,100,165
Tencent Holdings Ltd.	29,368	1,452,416
		5,992,370
Internet & Direct Marketing Retail – 6.5%
Alibaba Group Holding Ltd.*	7,615	1,413,116
Amazon.com, Inc.*	651	1,254,164
JD.com, Inc.*	45,590	1,380,009
Overstock.com, Inc.*	68,162	898,375
		4,945,664

	Shares	Value
IT Services – 19.8%
Accenture PLC, Class A	8,581	$1,567,491
Atos SE	9,622	989,699
Broadridge Financial Solutions, Inc.	10,597	1,251,824
Digital Garage, Inc.	49,954	1,448,722
Fujitsu Ltd.	19,479	1,422,776
GMO internet, Inc.	85,985	1,327,122
Infosys Ltd.	101,009	1,086,857
International Business Machines Corp.	10,241	1,436,505
Mastercard, Inc., Class A	5,052	1,284,420
NTT Data Corp.	97,964	1,138,186
Square, Inc., Class A*	16,348	1,190,461
Visa, Inc., Class A	6,053	995,295
		15,139,358
Professional Services – 1.5%
Thomson Reuters Corp.	18,913	1,169,580
Semiconductors & Semiconductor Equipment – 11.1%
Advanced Micro Devices, Inc.*	53,842	1,487,654
Intel Corp.	25,055	1,278,807
Micron Technology, Inc.*	26,408	1,110,721
NVIDIA Corp.	7,392	1,337,952
Taiwan Semiconductor Manufacturing Co. Ltd.	26,334	1,153,956
Texas Instruments, Inc.	9,123	1,074,963
Xilinx, Inc.	9,030	1,084,864
		8,528,917
Software – 9.0%
DocuSign, Inc.*	18,583	1,053,099
Microsoft Corp.	11,875	1,550,875
Oracle Corp.	24,019	1,328,971
Red Hat, Inc.*	7,025	1,282,273
SAP SE	12,997	1,674,794
		6,890,012
Technology Hardware, Storage & Peripherals – 4.6%
Hewlett Packard Enterprise Co.	69,321	1,095,965
Samsung Electronics Co. Ltd.	1,305	1,286,730
Xiaomi Corp., Class B*,(a)	726,931	1,113,737
		3,496,432
Total Common Stocks
(Cost $82,046,472)		76,004,690
Treasury Bill – 0.3%(b)
U.S. Treasury Bill, 06/27/2019
(Cost $205,240)	206,000	205,227
Money Markets and Cash Equivalents – 0.0%(c)
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.56%(d)
(Cost $16,433)	16,433	16,433
Total Investments – 99.7%
(Cost $82,268,145)		76,226,350
Other Assets in Excess of Liabilities – 0.3%		224,364
Net Assets – 100.0%		$76,450,714
*	Non-income producing securities.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2019, the net value of these securities amounted to $2,403,953, which represents 3.1% of net assets.
(b)	The security was issued on a discount basis with no stated coupon rate.
(c)	Rounds to less than 0.1%.
(d)	Reflects the 7-day yield at April 30, 2019.

The accompanying notes are an integral part of these financial statements.

14     Reality Shares ETF Trust

Schedule of Investments
Reality Shares NASDAQ NexGen Economy ETF
April 30, 2019 (Unaudited)

Fair Valuation Measurement

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2019.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$76,004,690	$—	$—	$76,004,690
Treasury Bill	—	205,227	—	205,227
Money Markets and Cash Equivalents	16,433	—	—	16,433
Total Assets	$76,021,123	$205,227	$—	$76,226,350
*	See the Schedule of Investments for breakout by security category.

Summary of Schedule of Investments

Industry	% of Net Assets
Automobiles	1.8%
Banks	11.3
Capital Markets	10.7
Communications Equipment	1.9
Consumer Finance	1.5
Diversified Telecommunication	1.3
Electronic Equipment, Instruments & Components	1.7
Entertainment	1.5
Food & Staples Retailing	1.3
Industrial Conglomerates	2.7
Insurance	3.4
Interactive Media & Services	7.8
Internet & Direct Marketing Retail	6.5
IT Services	19.8
Professional Services	1.5
Semiconductors & Semiconductor Equipment	11.1
Software	9.0
Technology Hardware, Storage & Peripherals	4.6
Treasury Bill	0.3
Money Markets and Cash Equivalents	0.0 (a)
Total Investments	99.7
Other Assets in Excess of Liabilities	0.3
Net Assets	100.0%
(a)	Rounds to less than 0.1%.

Summary of Schedule of Investments

Country/Region	% of Net Assets
United States	48.0%
China	16.3
Japan	13.2
Germany	6.8
Canada	2.8
South Korea	1.7
Taiwan	1.5
Australia	1.5
United Kingdom	1.4
India	1.4
France	1.3
Switzerland	1.3
Spain	1.3
Netherlands	1.2
Total Investments	99.7
Other Assets in Excess of Liabilities	0.3
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     15

Schedule of Investments
Reality Shares NASDAQ NexGen Economy China ETF
April 30, 2019 (Unaudited)

	Shares	Value
Common Stocks – 100.4%
Air Freight & Logistics – 3.4%
Easysight Supply Chain Management Co. Ltd., Class A	40,500	$79,964
Auto Components – 2.2%
HyUnion Holding Co. Ltd., Class A	36,100	51,677
Banks – 22.7%
Agricultural Bank of China Ltd., Class A	98,700	55,051
Bank of China Ltd., Class A	100,000	57,704
Bank of Communications Co. Ltd., Class A	60,500	56,181
BOC Hong Kong Holdings Ltd.	14,380	64,336
China CITIC Bank Corp. Ltd., Class A	57,500	53,651
China Construction Bank Corp., Class A	48,300	53,306
China Merchants Bank Co. Ltd., Class A	13,300	67,967
China Minsheng Banking Corp. Ltd., Class A	56,760	53,887
Industrial Bank Co. Ltd., Class A	24,900	73,578
		535,661
Biotechnology – 2.6%
BGI Genomics Co. Ltd., Class A	6,200	61,602
Chemicals – 2.5%
Transfar Zhilian Co. Ltd., Class A	49,000	59,240
Entertainment – 2.7%
NetEase, Inc.	224	63,735
Food Products – 2.5%
Heilongjiang Agriculture Co. Ltd., Class A	42,900	60,202
Household Durables – 2.6%
Midea Group Co. Ltd., Class A	7,800	60,630
Independent Power and Renewable Electricity Producers – 2.1%
Tunghsu Azure Renewable Energy Co. Ltd., Class A	42,200	49,328
Industrial Conglomerates – 2.3%
Fosun International Ltd.	34,564	53,573
Insurance – 6.4%
Ping An Insurance Group Co. of China Ltd., Class H	6,372	76,712
ZhongAn Online P&C Insurance Co. Ltd., Class H*,(a)	20,460	73,803
		150,515
Interactive Media & Services – 6.6%
Baidu, Inc.*	438	72,809
Tencent Holdings Ltd.	1,712	84,668
		157,477
Internet & Direct Marketing Retail – 6.7%
Alibaba Group Holding Ltd.*	432	80,166
JD.com, Inc.*	2,584	78,218
		158,384
IT Services – 2.8%
DHC Software Co. Ltd., Class A	56,900	66,427

	Shares	Value
Media – 2.4%
Leo Group Co. Ltd., Class A	181,200	$57,791
Real Estate Management & Development – 2.5%
Xinhu Zhongbao Co. Ltd., Class A	112,000	58,814
Software – 16.5%
Aisino Corp., Class A	19,200	72,571
Beijing Orient National Communication Science & Technology Co. Ltd., Class A*	23,400	49,915
Bluedon Information Security Technology Co. Ltd., Class A	57,100	59,122
Hundsun Technologies, Inc., Class A	6,500	80,078
Newland Digital Technology Co. Ltd., Class A	22,800	60,676
Shanghai 2345 Network Holding Group Co. Ltd., Class A	80,500	66,752
		389,114
Specialty Retail – 2.5%
Suning.com Co. Ltd., Class A	31,500	58,970
Technology Hardware, Storage & Peripherals – 5.9%
GRG Banking Equipment Co. Ltd., Class A	73,400	75,782
Xiaomi Corp., Class B*,(a)	41,800	64,042
		139,824
Wireless Telecommunication Service – 2.5%
China United Network Communications Ltd., Class A	60,600	59,959
Total Common Stocks
(Cost $2,355,544)		2,372,887
Treasury Bill – 0.2%(b)
U.S. Treasury Bill, 07/11/2019
(Cost $3,981)	4,000	3,981
Money Markets and Cash Equivalents – 0.0%(c)
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.56%(d)
(Cost $822)	822	822
Total Investments – 100.6%
(Cost $2,360,347)		2,377,690
Liabilities in Excess of Other Assets – (0.6)%		(15,236)
Net Assets – 100.0%		$2,362,454
*	Non-income producing securities.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2019, the net value of these securities amounted to $137,845, which represents 5.8% of net assets.
(b)	The security was issued on a discount basis with no stated coupon rate.
(c)	Rounds to less than 0.1%.
(d)	Reflects the 7-day yield at April 30, 2019.

The accompanying notes are an integral part of these financial statements.

16     Reality Shares ETF Trust

Schedule of Investments
Reality Shares NASDAQ NexGen Economy China ETF
April 30, 2019 (Unaudited)

Fair Valuation Measurement

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2019.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$2,372,887	$—	$—	$2,372,887
Treasury Bill	—	3,981	—	3,981
Money Markets and Cash Equivalents	822	—	—	822
Total Assets	$2,373,709	$3,981	$—	$2,377,690
*	See the Schedule of Investments for breakout by security category.

Summary of Schedule of Investments

Industry	% of Net Assets
Air Freight & Logistics	3.4%
Auto Components	2.2
Banks	22.7
Biotechnology	2.6
Chemicals	2.5
Entertainment	2.7
Food Products	2.5
Household Durables	2.6
Independent Power and Renewable Electricity Producers	2.1
Industrial Conglomerates	2.3
Insurance	6.4
Interactive Media & Services	6.6
Internet & Direct Marketing Retail	6.7
IT Services	2.8
Media	2.4
Real Estate Management & Development	2.5
Software	16.5
Specialty Retail	2.5
Technology Hardware, Storage & Peripherals	5.9
Treasury Bill	0.2
Wireless Telecommunication Service	2.5
Money Markets and Cash Equivalents	0.0 (a)
Total Investments	100.6
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%
(a)	Rounds to less than 0.1%.

Summary of Schedule of Investments

Country/Region	% of Net Assets
China	100.4%
United States	0.2
Total Investments	100.6
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     17

Schedule of Investments
Reality Shares Fundstrat DQM Long ETF
April 30, 2019 (Unaudited)

	Shares	Value
Common Stocks – 99.8%
Aerospace & Defense – 3.8%
Boeing Co. (The)	60	$22,662
Lockheed Martin Corp.	83	27,666
Northrop Grumman Corp.	89	25,802
Raytheon Co.	136	24,152
		100,282
Air Freight & Logistics – 0.9%
United Parcel Service, Inc., Class B	230	24,430
Automobiles – 2.0%
Ford Motor Co.	2,856	29,845
General Motors Co.	638	24,850
		54,695
Banks – 4.8%
M&T Bank Corp.	145	24,660
PNC Financial Services Group, Inc. (The)	202	27,660
SVB Financial Group*	102	25,676
U.S. Bancorp	495	26,393
Wells Fargo & Co.	512	24,786
		129,175
Beverages – 1.0%
Monster Beverage Corp.*	435	25,926
Biotechnology – 4.3%
AbbVie, Inc.	319	25,325
Alexion Pharmaceuticals, Inc.*	197	26,818
Amgen, Inc.	137	24,567
Biogen, Inc.*	76	17,422
Regeneron Pharmaceuticals, Inc.*	60	20,588
		114,720
Capital Markets – 5.9%
Ameriprise Financial, Inc.	192	28,180
BlackRock, Inc.	58	28,144
Goldman Sachs Group, Inc. (The)	128	26,358
Northern Trust Corp.	272	26,805
State Street Corp.	353	23,884
TD Ameritrade Holding Corp.	450	23,661
		157,032
Chemicals – 2.0%
Air Products & Chemicals, Inc.	143	29,428
LyondellBasell Industries NV, Class A	286	25,234
		54,662
Communications Equipment – 2.1%
Cisco Systems, Inc.	514	28,758
Motorola Solutions, Inc.	183	26,519
		55,277
Consumer Finance – 2.2%
Capital One Financial Corp.	308	28,592
Discover Financial Services	356	29,010
		57,602
Electric Utilities – 4.0%
Duke Energy Corp.	287	26,152
Edison International	407	25,954
NextEra Energy, Inc.	137	26,638
Pinnacle West Capital Corp.	281	26,771
		105,515

	Shares	Value
Electrical Equipment – 2.0%
Emerson Electric Co.	372	$26,408
Rockwell Automation, Inc.	143	25,842
		52,250
Electronic Equipment Instruments & Components – 1.0%
Amphenol Corp., Class A	273	27,180
Entertainment – 1.1%
Walt Disney Co. (The)	224	30,681
Equity Real Estate Investment – 3.9%
Extra Space Storage, Inc.	266	27,582
Host Hotels & Resorts, Inc.	1,297	24,954
Invitation Homes, Inc.	1,098	27,296
Iron Mountain, Inc.	714	23,191
		103,023
Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	338	26,891
Varian Medical Systems, Inc.*	192	26,145
		53,036
Health Care Providers & Services – 1.6%
Humana, Inc.	83	21,199
McKesson Corp.	190	22,657
		43,856
Household Durables – 1.0%
Lennar Corp., Class B	649	27,076
Household Products – 2.1%
Colgate-Palmolive Co.	383	27,879
Procter & Gamble Co. (The)	257	27,365
		55,244
Industrial Conglomerates – 3.0%
3M Co.	122	23,120
Honeywell International, Inc.	165	28,649
Roper Technologies, Inc.	81	29,136
		80,905
Insurance – 2.1%
Prudential Financial, Inc.	269	28,436
Travelers Cos., Inc. (The)	197	28,319
		56,755
Interactive Media & Services – 2.1%
Alphabet, Inc., Class C*	22	26,146
Facebook, Inc., Class A*	157	30,364
		56,510
Internet & Direct Marketing Retail – 3.1%
Amazon.com, Inc.*	16	30,824
Booking Holdings, Inc.*	13	24,115
eBay, Inc.	694	26,893
		81,832
IT Services – 6.3%
Automatic Data Processing, Inc.	169	27,782
International Business Machines Corp.	184	25,810
Mastercard, Inc., Class A	115	29,237
Paychex, Inc.	339	28,581
VeriSign, Inc.*	144	28,433
Visa, Inc., Class A	176	28,940
		168,783

The accompanying notes are an integral part of these financial statements.

18     Reality Shares ETF Trust

Schedule of Investments
Reality Shares Fundstrat DQM Long ETF
April 30, 2019 (Unaudited)

	Shares	Value
Life Sciences Tools & Services – 2.9%
Agilent Technologies, Inc.	325	$25,513
Thermo Fisher Scientific, Inc.	101	28,022
Waters Corp.*	109	23,276
		76,811
Machinery – 4.0%
Caterpillar, Inc.	181	25,235
Cummins, Inc.	164	27,272
Deere & Co.	159	26,335
IDEX Corp.	178	27,885
		106,727
Metals & Mining – 0.9%
Nucor Corp.	415	23,684
Multi-Utilities – 2.0%
Dominion Energy, Inc.	347	27,021
DTE Energy Co.	210	26,399
		53,420
Oil, Gas & Consumable Fuels – 3.8%
Chevron Corp.	212	25,453
Exxon Mobil Corp.	325	26,091
Occidental Petroleum Corp.	374	22,021
Valero Energy Corp.	298	27,016
		100,581
Pharmaceuticals – 2.8%
Bristol-Myers Squibb Co.	497	23,076
Johnson & Johnson	187	26,404
Merck & Co., Inc.	321	25,266
		74,746
Road & Rail – 2.0%
Norfolk Southern Corp.	139	28,359
Union Pacific Corp.	149	26,379
		54,738
Semiconductors & Semiconductor Equipment – 8.8%
Analog Devices, Inc.	239	27,781
Applied Materials, Inc.	654	28,822
Intel Corp.	496	25,316

	Shares	Value
KLA-Tencor Corp.	226	$28,810
Lam Research Corp.	140	29,040
QUALCOMM, Inc.	487	41,945
Texas Instruments, Inc.	236	27,808
Xilinx, Inc.	212	25,470
		234,992
Software – 3.3%
Adobe, Inc.*	98	28,347
Autodesk, Inc.*	159	28,335
Microsoft Corp.	238	31,083
		87,765
Specialty Retail – 2.0%
Home Depot, Inc. (The)	133	27,092
Lowe’s Cos., Inc.	241	27,267
		54,359
Textiles, Apparel & Luxury Goods – 1.0%
NIKE, Inc., Class B	300	26,349
Tobacco – 2.0%
Altria Group, Inc.	505	27,437
Philip Morris International, Inc.	300	25,968
		53,405
Total Common Stocks
(Cost $2,442,237)		2,664,024
Money Markets and Cash Equivalents – 0.2%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.56%(a)
(Cost $4,568)	4,568	4,568
Total Investments – 100.0%
(Cost $2,446,805)		2,668,592
Other Assets in Excess of Liabilities – 0.0%(b)		1,156
Net Assets – 100.0%		$2,669,748
*	Non-income producing securities.
(a)	Reflects the 7-day yield at April 30, 2019.
(b)	Rounds to less than 0.1%.

Fair Valuation Measurement

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2019.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$2,664,024	$—	$—	$2,664,024
Money Markets and Cash Equivalents	4,568	—	—	4,568
Total Assets	$2,668,592	$—	$—	$2,668,592
*	See the Schedule of Investments for breakout by security category.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     19

Schedule of Investments
Reality Shares Fundstrat DQM Long ETF
April 30, 2019 (Unaudited)

Summary of Schedule of Investments

Industry	% of Net Assets
Aerospace & Defense	3.8%
Air Freight & Logistics	0.9
Automobiles	2.0
Banks	4.8
Beverages	1.0
Biotechnology	4.3
Capital Markets	5.9
Chemicals	2.0
Communications Equipment	2.1
Consumer Finance	2.2
Electric Utilities	4.0
Electrical Equipment	2.0
Electronic Equipment Instruments & Components	1.0
Entertainment	1.1
Equity Real Estate Investment	3.9
Health Care Equipment & Supplies	2.0
Health Care Providers & Services	1.6
Household Durables	1.0
Household Products	2.1
Industrial Conglomerates	3.0
Insurance	2.1
Interactive Media & Services	2.1
Internet & Direct Marketing Retail	3.1
IT Services	6.3
Life Sciences Tools & Services	2.9
Machinery	4.0
Metals & Mining	0.9
Multi-Utilities	2.0
Oil, Gas & Consumable Fuels	3.8
Pharmaceuticals	2.8
Road & Rail	2.0
Semiconductors & Semiconductor Equipment	8.8
Software	3.3
Specialty Retail	2.0
Textiles, Apparel & Luxury Goods	1.0
Tobacco	2.0
Money Markets and Cash Equivalents	0.2
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0 (a)
Net Assets	100.0%
(a)	Rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

20     Reality Shares ETF Trust

Statements of Assets and Liabilities
April 30, 2019 (Unaudited)

	Reality Shares DIVS ETF		Reality Shares DIVCON Leaders Dividend ETF	Reality Shares DIVCON Dividend Defender ETF	Reality Shares DIVCON Dividend Guard ETF
Assets:
Investments, at value	$67,994,106	(1)	$37,047,375	$5,084,800	$14,062,820
Cash	—		—	—	1,619
Cash held at broker for securities sold short	—		—	1,218,408	—
Receivables
Dividend receivable	—		25,362	4,131	12,491
Interest receivable	—		7	5	32
Unrealized appreciation on swaps (Note 7)	2,906,891		—	—	—
Total Assets	70,900,997		37,072,744	6,307,344	14,076,962
Liabilities:
Securities sold short, at value	—		—	1,141,038	—
Payables
Interest Payable	430		—	—	—
Advisory fees (Note 4)	49,477		13,359	3,572	9,784
Unrealized depreciation on swaps (Note 7)	263,837		—	—	—
Due to broker for swaps	620,000		—	—	—
Total Liabilities	933,744		13,359	1,144,610	9,784
Net Assets	$69,967,253		$37,059,385	$5,162,734	$14,067,178
Net Assets Consist of:
Paid-in capital	$65,571,058		$33,463,415	$4,939,999	$14,842,175
Total distributable earnings (loss)	4,396,195		3,595,970	222,735	(774,997)
Net Assets	$69,967,253		$37,059,385	$5,162,734	$14,067,178
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	2,629,348		1,050,000	175,000	575,000
Net asset value (offering price and redemption price) per share	$26.61		$35.29	$29.50	$24.46
Investments, at cost	$67,993,046		$32,165,984	$4,545,968	$13,239,051
Securities sold short, proceeds	$–		$–	$1,126,573	$–
(1)	Includes cash pledged to broker as collateral for swap.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     21

Statements of Assets and Liabilities
April 30, 2019 (Unaudited)

	Reality Shares NASDAQ NexGen Economy ETF	Reality Shares NASDAQ NexGen Economy China ETF	Reality Shares Fundstrat DQM Long ETF
Assets:
Investments, at value	$76,226,350	$2,377,690	$2,668,592
Cash	9,891	—	—
Receivables
Dividend receivable	170,170	—	2,754
Interest receivable	19	2	6
Reclaims receivable	87,080	—	—
Total Assets	76,493,510	2,377,692	2,671,352
Liabilities:
Due to custodian	5	—	—
Payables
Advisory fees (Note 4)	42,791	1,532	1,466
Trustee and CCO fees	—	13,706	138
Total Liabilities	42,796	15,238	1,604
Net Assets	$76,450,714	$2,362,454	$2,669,748
Net Assets Consist of:
Paid-in capital	$88,291,514	$2,400,024	$2,393,688
Total distributable earnings (loss)	(11,840,800)	(37,570)	276,060
Net Assets	$76,450,714	$2,362,454	$2,669,748
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	3,225,001	100,001	100,001
Net asset value (offering price and redemption price) per share	$23.71	$23.62	$26.70
Investments, at cost	$82,268,145	$2,360,347	$2,446,805

The accompanying notes are an integral part of these financial statements.

22     Reality Shares ETF Trust

Statements of Operations
For the six months ended April 30, 2019 (Unaudited)

	Reality Shares DIVS ETF	Reality Shares DIVCON Leaders Dividend ETF	Reality Shares DIVCON Dividend Defender ETF	Reality Shares DIVCON Dividend Guard ETF
Investment Income:
Dividend Income	$—	$388,327	$34,758	$64,526
Interest Income	789,061	1,423	12,961	71,028
Total Income	789,061	389,750	47,719	135,554
Expenses:
Advisory fees (Note 4)	299,510	87,096	20,828	55,160
Dividends on securities sold short	—	—	8,100	40,651
Total Expenses	299,510	87,096	28,928	95,811
Net Investment Income	489,551	302,654	18,791	39,743
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(895)	(2,195,171)	(182,103)	(307,128)
Securities sold short	—	—	65,656	(459,785)
Swaps	1,417,235	—	—	—
In-kind redemptions	—	884,651	19,085	—
Net realized gain (loss)	1,416,340	(1,310,520)	(97,362)	(766,913)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	24,812	5,331,560	574,063	1,099,157
Securities sold short	—	—	(128,992)	22,327
Swaps	(910,333)	—	—	—
Net change in unrealized appreciation (depreciation)	(885,521)	5,331,560	445,071	1,121,484
Net realized and unrealized gain on investments, swaps and securities sold short	530,819	4,021,040	347,709	354,571
Increase in net assets resulting from operations	$1,020,370	$4,323,694	$366,500	$394,314

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     23

Statements of Operations
For the six months ended April 30, 2019 (Unaudited)

	Reality Shares NASDAQ NexGen Economy ETF	Reality Shares NASDAQ NexGen Economy China ETF	Reality Shares Fundstrat DQM Long ETF
Investment Income:
Dividend Income	$719,695	$266	$32,986
Interest income	4,562	279	186
Foreign withholding tax	(45,864)	—	—
Total Income	678,393	545	33,172
Expenses:
Advisory fees (Note 4)	263,468	7,797	9,397
Trustee and CCO fees	—	104	138
Total Expenses	263,468	7,901	9,535
Net Investment income (loss)	414,925	(7,356)	23,637
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,129,599)	26,079	12,966
In-kind redemptions	(1,159,567)	—	39,019
Foreign currency transactions	(5,449)	(20)	—
Net realized gain (loss)	(2,294,615)	26,059	51,985
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	10,117,358	479,933	221,787
Foreign currency translations	(1,602)	—	—
Net change in unrealized appreciation	10,115,756	479,933	221,787
Net realized and unrealized gain on investments, swaps and securities sold short	7,821,141	505,992	273,772
Increase in net assets resulting from operations	$8,236,066	$498,636	$297,409

The accompanying notes are an integral part of these financial statements.

24     Reality Shares ETF Trust

Statement of Changes in Net Assets

	Reality Shares DIVS ETF		Reality Shares DIVCON Leaders Dividend ETF
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$489,551	$526,662	$302,654	$507,667
Net realized gain (loss)	1,416,340	433,366	(1,310,520)	3,694,328
Net change in unrealized appreciation (depreciation)	(885,521)	586,067	5,331,560	(2,292,492)
Net increase in net assets resulting from operations	1,020,370	1,546,095	4,323,694	1,909,503
Distributions to Shareholders:	(1,089,637)	(486,125)	(328,357)	(503,239)
Shareholder Transactions:
Proceeds from shares sold	3,217,859	30,160,125	—	51,752,967
Cost of shares redeemed	(7,222,019)	(10,695,212)	(12,192,961)	(37,131,640)
Net increase (decrease) in net assets resulting from shareholder transactions	(4,004,160)	19,464,913	(12,192,961)	14,621,327
Increase (Decrease) in net assets	(4,073,427)	20,524,883	(8,197,624)	16,027,591
Net Assets:
Beginning of period	74,040,680	53,515,797	45,257,009	29,229,418
End of period	$69,967,253	$74,040,680	$37,059,385	$45,257,009
Changes in Shares Outstanding:
Shares outstanding, beginning of period	2,779,348	2,054,348	1,425,000	975,000
Shares sold	125,000	1,125,000	—	1,625,000
Shares redeemed	(275,000)	(400,000)	(375,000)	(1,175,000)
Shares outstanding, end of period	2,629,348	2,779,348	1,050,000	1,425,000

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     25

Statement of Change in Net Assets

	Reality Shares DIVCON Dividend Defender ETF		Reality Shares DIVCON Dividend Guard ETF
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$18,791	$23,609	$39,743	$21,256
Net realized gain (loss)	(97,362)	420,911	(766,913)	(110,047)
Net change in unrealized appreciation (depreciation)	445,071	(208,026)	1,121,484	(473,309)
Net increase (decrease) in net assets resulting from operations	366,500	236,494	394,314	(562,100)
Distributions to Shareholders:	(22,057)	(15,899)	(38,433)	(16,462)
Shareholder Transactions:
Proceeds from shares sold	—	6,108,302	2,349,512	13,910,197
Cost of shares redeemed	(690,616)	(4,732,035)	—	(4,305,396)
Net increase (decrease) in net assets resulting from shareholder transactions	(690,616)	1,376,267	2,349,512	9,604,801
Increase (Decrease) in net assets	(346,173)	1,596,862	2,705,393	9,026,239
Net Assets:
Beginning of period	5,508,907	3,912,045	11,361,785	2,335,546
End of period	$5,162,734	$5,508,907	$14,067,178	$11,361,785
Changes in Shares Outstanding:
Shares outstanding, beginning of period	200,000	150,000	475,000	100,000
Shares sold	—	225,000	100,000	550,000
Shares redeemed	(25,000)	(175,000)	—	(175,000)
Shares outstanding, end of period	175,000	200,000	575,000	475,000

The accompanying notes are an integral part of these financial statements.

26     Reality Shares ETF Trust

Statement of Change in Net Assets

	Reality Shares NASDAQ NexGen Economy ETF		Reality Shares NASDAQ NexGen Economy China ETF
	Six Months Ended April 30, 2019 (Unaudited)	For the Period January 17, 2018* to October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	For the Period June 20, 2018* to October 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$414,925	$998,855	$(7,356)	$(3,952)
Net realized gain (loss)	(2,294,615)	1,210,048	26,059	(69,664)
Net change in unrealized appreciation (depreciation)	10,115,756	(16,161,440)	479,933	(462,590)
Net increase (decrease) in net assets resulting from operations	8,236,066	(13,952,537)	498,636	(536,206)
Distributions to Shareholders:	(388,992)	(802,580)	—	—
Shareholder Transactions:
Proceeds from shares sold	—	157,904,493	—	2,400,024
Cost of shares redeemed	(17,743,861)	(56,801,875)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	(17,743,861)	101,102,618	—	2,400,024
Increase (Decrease) in net assets	(9,896,787)	86,347,501	498,636	1,863,818
Net Assets:
Beginning of period	86,347,501	—	1,863,818	—
End of period	$76,450,714	$86,347,501	$2,362,454	$1,863,818
Changes in Shares Outstanding:
Shares outstanding, beginning of period	4,075,001	—	100,001	—
Shares sold	—	6,525,001	—	100,001
Shares redeemed	(850,000)	(2,450,000)	—	—
Shares outstanding, end of period	3,225,001	4,075,001	100,001	100,001
*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     27

Statement of Change in Net Assets

	Reality Shares Fundstrat DQM Long ETF
	Six Months Ended April 30, 2019 (Unaudited)	For the Period October 31, 2018* to October 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$23,637	$—
Net realized gain	51,985	—
Net change in unrealized appreciation	221,787	—
Net increase in net assets resulting from operations	297,409	—
Distributions to Shareholders:	(21,349)	—
Shareholder Transactions:
Proceeds from shares sold	608,997	2,421,028
Cost of shares redeemed	(636,337)	—
Net increase (decrease) in net assets resulting from shareholder transactions	(27,340)	2,421,028
Increase in net assets	248,720	2,421,028
Net Assets:
Beginning of period	2,421,028	—
End of period	$2,669,748	$2,421,028
Changes in Shares Outstanding:
Shares outstanding, beginning of period	100,001	—
Shares sold	25,000	100,001
Shares redeemed	(25,000)	—
Shares outstanding, end of period	100,001	100,001
*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

28     Reality Shares ETF Trust

Financial Highlights
Reality Shares DIVS ETF
For a share outstanding throughout each year/period presented.

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018		Year Ended October 31, 2017		Year Ended October 31, 2016		For the Period December 18, 2014(1) to October 31, 2015
Per Share Operational Performance:
Net asset value, beginning of year/period	$26.64		$26.05		$24.17		$23.96		$23.00
Investment operations:
Net investment income (loss)(2)	0.18		0.20		(0.02)		(0.12)		(0.17)
Net realized and unrealized gain	0.19		0.61		1.90		0.79		1.13
Total from investment operations	0.37		0.81		1.88		0.67		0.96
Distributions to Shareholders from:
Net investment income	(0.24)		—		—		—		—
Realized gains	(0.16)		(0.22)		—		(0.46)		—
Total distributions	(0.40)		(0.22)		—		(0.46)		—
Net asset value, end of year/period	$26.61		$26.64		$26.05		$24.17		$23.96
Total Return at Net Asset Value	1.48	%(3)	3.12%		7.77%		2.88%		4.17	%(3)
Net assets, end of year/period (000’s)	$69,967		$74,041		$53,516		$32,132		$30,053
Ratios/Supplemental Data:
Ratio to average net assets of:
Expenses	0.85	%(4)	0.85%		0.85%		0.85%		0.85	%(4)
Net investment income (loss)	1.39	%(4)	0.75%		(0.09)%		(0.51)%		(0.82	)%(4)
Portfolio turnover rate(5)	0.00	%(3)(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	1,475.00	%(3)
(1)	Commencement of operations
(2)	Based on average daily shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received or delivered in-kind.
(6)	The Fund did not purchase or hold any long-term securities in the current year. Dividend Swaps are not included in the calculation of the portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     29

Financial Highlights
Reality Shares DIVCON Leaders Dividend ETF
For a share outstanding throughout each year/period presented.

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018	Year Ended October 31, 2017	For the Period January 6, 2016(1) to October 31, 2016
Per Share Operational Performance:
Net asset value, beginning of year/period	$31.76		$29.98	$24.36	$24.06
Investment operations:
Net investment income(2)	0.24		0.39	0.33	0.24
Net realized and unrealized gain	3.55		1.77	5.57	0.33
Total from investment operations	3.79		2.16	5.90	0.57
Distributions to Shareholders from:
Net investment income	(0.26)		(0.36)	(0.28)	(0.27)
Realized gains	(0.00	)(3)	(0.02)	—	—
Total distributions	(0.26)		(0.38)	(0.28)	(0.27)
Net asset value, end of year/period	$35.29		$31.76	$29.98	$24.36
Total Return at Net Asset Value	12.08	%(4)	7.19%	24.29%	2.38	%(4)
Net assets, end of year/period (000’s)	$37,059		$45,257	$29,229	$4,264
Ratios/Supplemental Data:
Ratio to average net assets of:
Expenses	0.43	%(5)	0.43%	0.43%	0.43	%(5)
Net investment income	1.49	%(5)	1.18%	1.18%	1.19	%(5)
Portfolio turnover rate(6)	60.61	%(4)	0.26%	3.35%	3.38	%(4)
(1)	Commencement of operations
(2)	Based on average daily shares outstanding.
(3)	Less than 0.001
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

30     Reality Shares ETF Trust

Financial Highlights
Reality Shares DIVCON Dividend Defender ETF
For a share outstanding throughout each year/period presented.

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018		Year Ended October 31, 2017		For the Period January 14, 2016(1) to October 31, 2016
Per Share Operational Performance:
Net asset value, beginning of year/period	$27.54		$26.08		$22.44		$23.55
Investment operations:
Net investment income (loss)(2)	0.11		0.12		0.03		(0.04)
Net realized and unrealized gain (loss)	1.98		1.41		3.61		(1.07)
Total from investment operations	2.09		1.53		3.64		(1.11)
Distributions to Shareholders from:
Net investment income	(0.13)		(0.07)		—		—
Net asset value, end of year/period	$29.50		$27.54		$26.08		$22.44
Total Return at Net Asset Value	7.60	%(3)	5.89%		16.23%		(4.72	)%(3)
Net assets, end of year/period (000’s)	$5,163		$5,509		$3,912		$2,805
Ratios/Supplemental Data:
Ratio to average net assets of:
Expenses	1.18	%(4)(5)	1.21	%(6)	1.38	%(7)	1.54	%(4)(8)
Net investment income (loss)	0.77	%(4)	0.42%		0.11%		(0.19	)%(4)
Portfolio turnover rate(9)	56.62	%(3)	36.94%		69.11%		4.18	%(3)
(1)	Commencement of operations
(2)	Based on average daily shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes expenses and rebates associated with short sale transactions of (0.45)% and dividend expense of 0.78%.
(6)	Includes expenses and rebates associated with short sale transactions of (0.30)% and dividend expense of 0.66%.
(7)	Includes dividend expense on short sales of 0.53%.
(8)	Includes expenses associated with short sale transactions of 0.06% and dividend expense of 0.63%.
(9)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     31

Financial Highlights
Reality Shares DIVCON Dividend Guard ETF
For a share outstanding throughout each year/period presented.

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018		Year Ended October 31, 2017		For the Period January 14, 2016(1) to October 31, 2016
Per Share Operational Performance:
Net asset value, beginning of year/period	$23.92		$23.36		$20.23		$23.71
Investment operations:
Net investment income(2)	0.07		0.09		0.01		(0.00	)(3)
Net realized and unrealized gain (loss)	0.54		0.62	(4)	3.12		(3.47)
Total from investment operations	0.61		0.71		3.13		(3.47)
Distributions to Shareholders from:
Net investment income	(0.07)		(0.15)		—		(0.01)
Net asset value, end of year/period	$24.46		$23.92		$23.36		$20.23
Total Return at Net Asset Value	2.59	%(5)	3.03%		15.47%		(14.66	)%(5)
Net assets, end of year/period (000’s)	$14,067		$11,362		$2,336		$2,528
Ratios/Supplemental Data:
Ratio to average net assets of:
Expenses	1.48	%(6)(7)	1.29	%(8)	1.41	%(9)	1.43	%(6)(10)
Net investment income (loss)	0.61	%(6)	0.38%		0.06%		(0.01	)%(6)
Portfolio turnover rate(11)	65.88	%(5)	309.32%		267.04%		64.92	%(5)
(1)	Commencement of operations
(2)	Based on average daily shares outstanding.
(3)	Amount represents less than $0.005.
(4)	The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and purchases of the Fund’s shares.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes expenses and rebates associated with short sale transactions of (0.87)% and dividend expense of 1.50%.
(8)	Includes expenses and rebates associated with short sale transactions of (0.27)% and dividend expense of 0.71%.
(9)	Includes dividend expense on short sales of 0.56%.
(10)	Includes expenses associated with short sale transactions of 0.07% and dividend expense of 0.51%.
(11)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

32     Reality Shares ETF Trust

Financial Highlights
Reality Shares NASDAQ NexGen Economy ETF
For a share outstanding throughout the period presented.

	Six Months Ended April 30, 2019 (Unaudited)		For the Period January 17, 2018(1) to October 31, 2018
Per Share Operational Performance:
Net asset value, beginning of year/period	$21.19		$24.00
Investment operations:
Net investment income(2)	0.12		0.21
Net realized and unrealized gain (loss)	2.51		(2.86)
Total from investment operations	2.63		(2.65)
Distributions to Shareholders from:
Net investment income	(0.11)		(0.16)
Net asset value, end of year/period	$23.71		$21.19
Total Return at Net Asset Value	12.46	%(3)	(11.09	)%(3)
Net assets, end of year/period (000’s)	$76,451		$86,348
Ratios/Supplemental Data:
Ratio to average net assets of:
Expenses	0.68	%(4)	0.68	%(4)
Net investment income	1.07	%(4)	1.14	%(4)
Portfolio turnover rate(5)	10.84	%(3)	31.18	%(3)
(1)	Commencement of operations
(2)	Based on average daily shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     33

Financial Highlights
Reality Shares NASDAQ NexGen Economy China ETF
For a share outstanding throughout the period presented.

	Six Months Ended April 30, 2019 (Unaudited)		For the Period June 20, 2018(1) to October 31, 2018
Per Share Operational Performance:
Net asset value, beginning of year/period	$18.64		$24.00
Investment operations:
Net investment loss(2)	(0.07)		(0.04)
Net realized and unrealized gain (loss)	5.05		(5.32)
Total from investment operations	4.98		(5.36)
Net asset value, end of year/period	$23.62		$18.64
Total Return at Net Asset Value	26.75	%(3)	(22.34	)%(3)
Net assets, end of year/period (000’s)	$2,362		$1,864
Ratios/Supplemental Data:
Ratio to average net assets of:
Expenses	0.76	%(4)	2.51	%(4)
Net investment loss	(0.71	)%(4)	(0.51	)%(4)
Portfolio turnover rate(5)	25.24	%(3)	36.48	%(3)
(1)	Commencement of operations
(2)	Based on average daily shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

34     Reality Shares ETF Trust

Financial Highlights
Reality Shares Fundstrat DQM Long ETF
For a share outstanding throughout the period presented.

	Six Months Ended April 30, 2019 (Unaudited)		For the Period October 31, 2018(1) to October 31, 2018
Per Share Operational Performance:
Net asset value, beginning of year/period	$24.21		$24.21
Investment operations:
Net investment income(2)	0.21		—
Net realized and unrealized gain	2.47		—
Total from investment operations	2.68		—
Distributions to Shareholders from:
Net investment income	(0.19)		—
Net asset value, end of year/period	$26.70		$24.21
Total Return at Net Asset Value	11.16	%(3)	0.00	%(3)
Net assets, end of year/period (000’s)	$2,670		$2,421
Ratios/Supplemental Data:
Ratio to average net assets of:
Expenses	0.69	%(4)	0.00	%(4)
Net investment income	1.71	%(4)	—
Portfolio turnover rate(5)	54.83	%(3)	0.00	%(3)
(1)	Commencement of operations
(2)	Based on average daily shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     35

Notes to Financial Statements
April 30, 2019 (Unaudited)

1. ORGANIZATION

The Reality Shares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on March 26, 2013 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). At the period ended April 30, 2019, the Trust offered 7 investment funds (each a “Fund”, and collectively the “Funds”), with all Funds except Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF and Reality Shares DIVCON Dividend Guard ETF being classified at fiscal year-end as non-diversified under the 1940 Act. Please see each Fund’s prospectus for investment objective information.

Fund	Commencement of Operations Date
Reality Shares DIVS ETF	December 18, 2014
Reality Shares DIVCON Leaders Dividend ETF	January 6, 2016
Reality Shares DIVCON Dividend Defender ETF	January 14, 2016
Reality Shares DIVCON Dividend Guard ETF	January 14, 2016
Reality Shares NASDAQ NexGen Economy ETF	January 17, 2018
Reality Shares NASDAQ NexGen Economy China ETF	June 20, 2018
Reality Shares Fundstrat DQM Long ETF	October 31, 2018

The shares of Reality Shares DIVS ETF and Reality Shares Fundstrat DQM Long ETF are listed and traded on the New York Stock Exchange (“NYSE”) Arca, Inc. and other secondary markets. The shares of Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF and Reality Shares DIVCON Dividend Guard ETF are listed and traded on the Cboe BZX Exchange and other secondary markets. The shares of Reality Shares NASDAQ NexGen Economy ETF and Reality Shares NASDAQ NexGen Economy China ETF are listed and traded on the NASDAQ Stock Market and other secondary markets. The market price of each Fund may be below, at, or above their net asset value (“NAV”). The Funds are considered Investment Companies under U.S. generally accepted accounting principals (“U.S. GAAP”) and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in conformity with U.S. GAAP, which require management to make certain estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting year. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in its preparation of its financial statements:

Investment Transactions and Investment Income:  Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums over the lives of the respective securities, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Taxes:  The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invests.

Credit and Counter Party Exposure:  The Reality Shares DIVS ETF has investments in swap contracts which are detailed in the Fund’s Schedule of Investments. Such swap contracts disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a swap contract may cause it to default on its obligations. The Fund’s credit and counterparty exposure with respect to these swap contracts is generally represented by their value recorded in the Fund’s Statements of Assets and Liabilities. The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

Distributions:  Distributions to shareholders from investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

36     Reality Shares ETF Trust

Notes to Financial Statements (continued)

Due from broker:  Due from broker represents deposits with a broker or the custodian used as collateral pledged to a broker for short sales or swap contracts. As of the period ended April 30, 2019, Reality Shares DIVCON Dividend Defender ETF had amounts due from one broker.

Due to broker:  Due to broker represents collateral received from a broker for swap contracts. As of the period ended April 30, 2019, Reality Shares DIVS ETF has amounts due to five brokers.

Foreign Currency Translation:  The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Value of investment securities, other assets and liabilities — at the exchange rates prevailing at market close.
(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Statements of Operations. For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.

Short Sales:  A Fund may sell securities it does not own as a hedge against long positions and/or in anticipation of a decline in the market value of a security. If a Fund makes a short sale, it borrows the security sold short and delivers it to the broker through which it made the short sale. A Fund may have to pay a fee to borrow a particular security and may be obligated to remit any interest or dividends received on such borrowed security. Dividends declared on short positions open, if any, are recorded on the ex-date as an expense. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. A Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. During the period ended April 30, 2019, the Reality Shares DIVCON Dividend Defender ETF engaged in short sale activity.

A Fund is required to pledge cash and/or securities to a broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with a broker as collateral for securities sold short is recorded as the asset “Cash held at broker for securities sold short” on the Statements of Assets and Liabilities, if any, and securities segregated as collateral (if any) are denoted in the Schedules of Investments. A Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security and is shown on the Statements of Operations, if any. Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime broker and custodian. Each Fund is subject to credit risk should the prime broker or custodian be unable to meet its obligations to the Funds.

Swaps:  Changes in the underlying value of the swap contracts are recorded as unrealized appreciation or depreciation on swaps (see Note 7).

3. SECURITIES VALUATION

Investment Valuation:  The NAV per share is computed as of the scheduled close of regular trading on the NYSE, ordinarily 4:00 p.m. eastern time, on each day during which the NYSE is open for trading. For purposes of calculating NAV, portfolio investments generally are valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange or a major market-maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, or a major market-maker (or dealer) or (iii) based on amortized cost, which typically approximates fair value, if it can reasonably be concluded at the time of each such valuation that the amortized cost value of the security is approximately the same as the security’s value determined in accordance with market-based factors.

Reality Shares ETF Trust     37

Notes to Financial Statements (continued)

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Investments in Money Markets and Cash Equivalents are valued at their closing NAV per share each business day.

Non-exchange-traded swaps are normally valued on the basis of quotations supplied by major market-makers or swap dealers, or derived from quotations or an equivalent indication of value supplied for similar representative securities or instruments traded on an exchange. Such non-exchange-traded swaps follow defined valuation procedures as approved by the Board of Trustees and amended from time to time.

Under supervision of the Board of Trustees, Reality Shares Advisors, LLC (the “Advisor”) formed a Fair Value Pricing Committee (the “Committee”) to perform certain functions as they relate to the administration and oversight of the Trust’s valuation procedures. Under these procedures, the Committee convenes on a periodic and ad-hoc basis to review pricing of such securities and instruments, and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Trust’s investments will be fair valued in accordance with its pricing policy and procedures. Securities that are valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.”

When fair-value pricing is employed, the prices of securities used by the Funds to calculate NAV may differ from quoted or published prices for the same securities.

Fair Valuation Measurement:  The Financial Accounting Standards Board established a framework for measuring fair value in accordance with GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of a fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at April 30, 2019 is disclosed at the end of each Fund’s Schedule of Investments.

4. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Fee: Under an Advisory Agreement and subject to the supervision of the Board of Trustees, the Advisor is responsible for managing the investment activities of the Trust and the Trust’s business affairs and other administrative matters. For its services, the Funds pay the Advisor an advisory fee, based on the average daily net assets of each Fund at the following annual rates:

Fund	Advisory Fee
Reality Shares DIVS ETF	0.85%
Reality Shares DIVCON Leaders Dividend ETF	0.43%
Reality Shares DIVCON Dividend Defender ETF	0.85%
Reality Shares DIVCON Dividend Guard ETF	0.85%

38     Reality Shares ETF Trust

Notes to Financial Statements (continued)

Fund	Advisory Fee
Reality Shares NASDAQ NexGen Economy ETF	0.68%
Reality Shares NASDAQ NexGen Economy China ETF	0.75%
Reality Shares Fundstrat DQM Long ETF	0.68%

Such fees are accrued daily and paid monthly. The advisory fee is a unitary fee, whereby the Advisor has agreed to pay substantially all expenses of the Funds excluding (i) brokerage expenses and other fees, or expenses incurred in connection with the execution of portfolio securities transactions or in connection with creation and redemption transactions (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (iv) acquired fund fees and expenses; (v) distribution fees and expenses, if any, paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (vii) dividends and expenses associated with securities sold short, subject to any expense limitation agreements; (viii) borrowing costs; and (ix) for the Reality Shares NexGen Economy China ETF and the Reality Shares Fundstrat DQM Long ETF compensation and expenses of the Trustees who are not interested persons of the Trust or the Adviser (including any such Trustee’s counsel fees) and compensation and expenses of the Trust’s chief compliance officer.

Expenses Associated with Securities Sold Short:  Effective March 10, 2016, the Trust and the Advisor have entered into a written fee waiver and expense reimbursement agreement pursuant to which the Advisor has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep aggregate interest expenses on securities sold short from exceeding 0.10% of the average daily net assets of the Reality Shares DIVCON Dividend Defender and Reality Shares DIVCON Dividend Guard Funds until February 28, 2020 (the “Expense Limitation”), unless renewed. The Advisor may recover all or a portion of its fee reductions or expense reimbursements within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Funds’ expenses associated with short sales transactions are above the Expense Limitation. This agreement may be terminated: (i) by the Trust for any reason at any time, or (ii) by the Advisor, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2020, or at such earlier time provided that such termination is approved by majority vote of the Trustees and the Independent Trustees voting separately, or (iii) by either party, if the Advisory Agreement is terminated for any reason, effective upon the effective date of the termination of the Advisory Agreement. As of April 30, 2019 there were no fees waived and no outstanding waivers of borrowing fees on securities sold short.

Distribution and Service Fees:  ALPS Distributors, Inc. (the “Distributor”) serves as the Trust’s Distributor. The Distributor will not distribute shares in less than Creation Units, as defined in Note 5, and does not maintain a secondary market in shares. The shares are expected to be traded in the secondary market.

No distribution fees are currently paid by the Trust and there are no current plans to impose a fee.

Administrator, Custodian, Accounting Agent and Transfer Agent Services:  The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Trust’s Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Fund Administration and Accounting Agreement, Transfer Agency and Services Agreement, and Custody Agreement respectively. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Chief Compliance Officer:  ALPS Fund Services, Inc., which is a related entity to the Distributor, serves as the funds CCO pursuant to a CCO agreement and receives a fee for those services paid by the Advisor, except for Reality Shares NASDAQ NexGen Economy China ETF and Reality Shares Fundstrat DQM Long ETF whereby the fee is paid by each Fund.

Certain Officers of the Funds are also officers of the Advisor and ALPS Fund Services, Inc.

5. CREATION AND REDEMPTION TRANSACTIONS

Each Fund issues and redeems shares at NAV only in aggregated lots of 25,000 shares or more (each, a “Creation Unit”). Because non-exchange traded swaps and securities sold short (there are other certain restricted securities that cannot be transacted in-kind where a broker is restricted in the security) are not currently eligible for in-kind transfers, they will be substituted with cash in the purchase or redemption of Creation Units of each Fund. A Fund will not accept (or offer) swaps or securities sold short in the creation or redemption of its shares. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities.

A fixed transaction fee of $500 (the fee for Reality Shares NASDAQ NexGen Economy China ETF is $1,000); for standard settlement is imposed for each Fund, for each creation or redemption transaction. The fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units, as applicable. In addition to the fixed transaction fee, the Funds may charge an additional variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

Reality Shares ETF Trust     39

Notes to Financial Statements (continued)

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an “Authorized Participant Agreement” with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended April 30, 2019 were as follows:

Fund	Purchases	Sales
Reality Shares DIVS ETF	$—	$—
Reality Shares DIVCON Leaders Dividend ETF	24,913,656	24,888,388
Reality Shares DIVCON Dividend Defender ETF	2,087,215	2,058,675
Reality Shares DIVCON Dividend Guard ETF	10,059,763	3,858,118
Reality Shares NASDAQ NexGen Economy ETF	8,575,686	8,496,726
Reality Shares NASDAQ NexGen Economy China ETF	543,158	522,276
Reality Shares Fundstrat DQM Long ETF	1,561,773	1,495,799

For the period ended April 30, 2019, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
Reality Shares DIVS ETF	$—	$—
Reality Shares DIVCON Leaders Dividend ETF	—	12,112,674
Reality Shares DIVCON Dividend Defender ETF	—	513,392
Reality Shares DIVCON Dividend Guard ETF	1,203,984	—
Reality Shares NASDAQ NexGen Economy ETF	—	17,617,699
Reality Shares NASDAQ NexGen Economy China ETF	—	—
Reality Shares Fundstrat DQM Long ETF	592,021	623,743

7. DERIVATIVE INSTRUMENTS

Swaps:  A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Fund’s obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the notional positions held by each swap counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for some swaps. Therefore, some swaps are subject to credit risk or the risk of default or non-performance by the counterparty. During the period ended April 30, 2019, only the Reality Shares DIVS ETF (“DIVY Fund”) engaged in swap transactions. The swap contracts are marked to market daily.

When the DIVY Fund has an unrealized loss on a swap agreement, the DIVY Fund has instructed the Custodian to pledge cash or liquid securities as collateral with an approximate value of the amount equal to the unrealized loss. Collateral pledges are monitored daily and subsequently adjusted at predetermined levels if and when the swap valuations fluctuate.

When the DIVY Fund has an unrealized gain on a swap contract, no collateral is required from the DIVY Fund to the swap counterparty. In this instance, the DIVY Fund may seek to mitigate counterparty risk by generally requiring the swap counterparty to post collateral for the benefit of the DIVY Fund, marked to market daily, in an amount approximately equal to the unrealized gain on the swap, subject to certain minimum thresholds.

Pursuant to documentation governing the DIVY Fund’s swap transactions between the DIVY Fund and its counterparties, the counterparties have the right to terminate the swaps early in the event that the net assets of the DIVY Fund decline below specific levels set forth in the swap agreement. In the event of early termination, the counterparty may require the DIVY Fund to pay or receive a settlement amount not greater than the current outstanding net unrealized (depreciation)/appreciation in connection with the terminated swap transaction. As of April 30, 2019, the DIVY Fund has not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination.

40     Reality Shares ETF Trust

Notes to Financial Statements (continued)

Dividend Swaps:  The DIVY Fund may enter into dividend swaps in order to gain exposure to changes in the expected dividend value of the large cap securities of the S&P 500 Index. Dividend swaps are over-the-counter derivative contracts that allow investors exposure to the actual dividend value that will be paid by the constituents of an index over a period of time. In a typical dividend swap transaction, the buyer and seller agree at inception to the aggregate value of dividends expected to be paid on the index constituents over the term of the contract — the expected dividend value. At maturity of the contract, the buyer pays/receives to/from the seller the net difference between the expected dividend value and the aggregate value of actual dividends paid by the index constituents — the actual dividend value. During the life of a dividend swap, the contract is valued on the current expected dividend value of the index for the specific contract period. As the contract approaches maturity, the expected dividend value will change based on actual dividends paid and expectations for dividends not yet paid, until final settlement of the contract where expected dividend value and actual dividend value converge.

The notional amounts and the unrealized appreciation (depreciation) of the dividend swaps appearing in the Schedule of Investments for the DIVY Fund is representative of the average volume of derivative exposure for the period ended April 30, 2019.

FASB ASC 815, “Derivatives and Hedging” (“ASC 815”), is applicable to all entities that issue or hold derivative instruments. ASC 815 requires qualitative disclosures about objectives and strategies for using derivatives and distinguishes between instruments used to manage risk and those used for other purposes.

The effect of derivative instruments on the DIVY Fund’s Statement of Assets and Liabilities at April 30, 2019:

	Equity Contracts	Total
Asset Derivatives:
Reality Shares DIVS ETF
Unrealized Appreciation on Swaps	$2,906,891	$2,906,891
Liability Derivatives:
Reality Shares DIVS ETF
Unrealized Depreciation on Swaps	(263,837)	(263,837)
Total	$2,643,054	$2,643,054

The effect of derivatives instruments on the DIVY Fund’s Statement of Operations for the period ended April 30, 2019:

	Equity Contracts	Total
Reality Shares DIVS ETF
Net Realized Gain (Loss) on:
Dividend Swaps	$1,417,235	$1,417,235
Net Change in Unrealized Appreciation (Depreciation) on:
Dividend Swaps	(910,333)	(910,333)

In order to better define its contractual rights and to secure rights that will help the DIVY Fund mitigate its counterparty risk, the DIVY Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the DIVY Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the DIVY Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment.

Collateral requirements generally differ by type of derivative instrument. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the DIVY Fund and the counterparty. Generally, the amount of collateral due from or due to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the DIVY Fund from its swap counterparties are not fully collateralized, contractually or otherwise, the DIVY Fund bears the risk of loss from counterparty non-performance.

Reality Shares ETF Trust     41

Notes to Financial Statements (continued)

For financial reporting purposes, the DIVY Fund does not offset assets and liabilities subject to a master netting arrangement or similar agreements in the Statements of Assets and Liabilities. Therefore all qualified transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of April 30, 2019, the DIVY Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amount on the Statements of Assets and Liabilities to the net amounts, including collateral exposure, is included in the following table by counterparty:

Assets:

Amounts Not Offset in the Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged/ (Received)*	Net Amount Due from Counterparty
Reality Shares DIVS ETF
Unrealized Appreciation on Dividend Swaps	BNP Paribas	$1,118,226	$(125,344)	$—	$—	$992,882
Unrealized Appreciation on Dividend Swaps	JP Morgan	709,349	—	—	(480,000)	229,349
Unrealized Appreciation on Dividend Swaps	Morgan Stanley	299,776	(138,493)	—	—	161,283
Unrealized Appreciation on Dividend Swaps	Bank of America	203,014	—	—	(140,000)	63,014
Unrealized Appreciation on Dividend Swaps	Societe Generale	576,526	—	—	—	576,526
Total		$2,906,891	$(263,837)	$—	$(620,000)	$2,023,054

Liabilities:

Amounts Not Offset in the Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged/ (Received)*	Net Amount Due from Counterparty
Reality Shares DIVS ETF
Unrealized Depreciation on Dividend Swaps	BNP Paribas	$125,344	$(125,344)	$—	$—	$—
Unrealized Depreciation on Dividend Swaps	Morgan Stanley	138,493	(138,493)	—	—	—
Total		$263,837	$(263,837)	$—	$—	$—
*	These amounts are limited to the derivative asset/liability and accordingly, do not exceed collateral pledged

8. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial securities and instruments and enter into financial transactions where risk of potential loss exists owing to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Some principal risk factors affecting your investments in the Funds are set forth below:

Counterparty Risk:  Counterparty risk is assumed in transactions involving over-the-counter derivative instruments and short sales. The Funds deploying these investment strategies may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Advisor seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty exposure by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges, where possible. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Foreign Exchange Rate Risk:  (for the Reality Shares NASDAQ NexGen Economy ETF and Reality Shares NASDAQ NexGen Economy China ETF) Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

42     Reality Shares ETF Trust

Notes to Financial Statements (continued)

Foreign Issuer Exposure Risk:  (for the Reality Shares NASDAQ NexGen Economy ETF and Reality Shares NASDAQ NexGen Economy China ETF) The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, that are indirectly linked to the performance of foreign issuers. The Funds exposure to foreign issuers and investments in foreign securities are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Market Risk:  Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the Funds’ portfolio holdings are influenced by many factors. There can be no guarantees these strategies will be successful. As a result, the performance of each Fund could vary from its stated objective.

Non-Diversification Risk:  All Funds except Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF and Reality Shares DIVCON Dividend Guard ETF are non-diversified, which means that they may invest in fewer instruments or issuers than a diversified fund. As a result, the Funds may be more susceptible to a single adverse economic or other occurrence and may therefore be more volatile than a more diversified fund.

Short Sales Risk:  (for the Reality Shares DIVCON Dividend Defender ETF and Reality Shares DIVCON Dividend Guard ETF when deployed) A short sale involves the sale of a security that the Fund does not own with the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose a Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund that is potentially unlimited. Investment in short sales may also cause a Fund to incur expenses related to dividends and borrowing securities. There can be no guarantee that a stock included in the short portfolio of the requisite benchmark index will be available on the open market for a Fund to sell short. Under these circumstances, a Fund may sell short a different security in order to provide a similar economic effect as if the stock or stocks in the short portfolio were available. However, such strategy may not provide successful, and a Fund could experience a loss or its performance could deviate from the performance of its benchmark index.

Swap Risk:  The DIVY Fund engages in swap transactions and is therefore subject to swap risk. The risks of swaps include: (i) an imperfect correlation between the movement in prices of the swap and the instruments underlying them; (ii) lack of liquidity in transacting the swap contract; (iii) difficulty in obtaining an accurate value for the swaps; (iv) the risk that the counterparty to the swap will default or otherwise fail to honor or become delayed in its ability to honor its obligation; and (v) the risk that the DIVY Fund may not be able to enter into a new swap contract at a favorable price after a swap contract to which it is currently a party expires or is terminated. Specifically dividend swaps are subject to a risk that the movement in swap prices may not be correlated to the actual dividends paid by the companies in the index underlying them.

Each Fund’s prospectus and SAI contains additional information about the principal risks of investing in each Fund.

9. FEDERAL INCOME TAX

Each Fund is treated as a separate entity for federal income tax purposes and intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in each Fund on the applicable record date, at least annually. Net realized capital gains, if any, will be distributed by each Fund at least annually. The amount of dividends distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from GAAP.

Management evaluates each Fund’s tax position to determine if the tax position taken meets the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax position taken on federal, state and local income tax returns for all open tax years (since inception), and has concluded that no provisions for federal, state and local income tax are required in any of the Funds’ financial statements. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

Reality Shares ETF Trust     43

Notes to Financial Statements (concluded)

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation) including shorts, currency and swaps for federal income tax cost purposes were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Net Unrealized Appreciation (Depreciation) on Swaps, Currency and Securities Sold Short
Reality Shares DIVS ETF	$75,372,728	$—	$(23,804)	$(23,804)	$3,553,388
Reality Shares DIVCON Leaders Dividend ETF	45,695,045	3,108,274	(3,558,464)	(450,190)	—
Reality Shares DIVCON Dividend Defender ETF	5,559,727	284,291	(319,541)	(35,250)	85,417
Reality Shares DIVCON Dividend Guard ETF	6,273,229	123,527	(527,388)	(403,861)	(22,327)
Reality Shares NASDAQ NexGen Economy ETF	102,546,179	2,527,811	(18,871,624)	(16,343,813)	(2,287)
Reality Shares NASDAQ NexGen Economy China ETF	2,351,834	1,152	(474,351)	(473,199)	—
Reality Shares Fundstrat DQM Long ETF	2,355,998	—	—	—	—

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals.

Certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. At October 31, 2018, the Funds elected to defer the following late year loss deferrals as follows: Reality Shares NASDAQ NexGen Economy China ETF $11,178.

At October 31, 2018, for Federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains:

Fund	Non-Expiring Short Term Losses	Non-Expiring Long Term Losses	Total
Reality Shares DIVS ETF	$—	$—	$—
Reality Shares DIVCON Leaders Dividend ETF	—	—	—
Reality Shares DIVCON Dividend Defender ETF	179,585	—	179,585
Reality Shares DIVCON Dividend Guard ETF	722,420	—	722,420
Reality Shares NASDAQ NexGen Economy ETF	3,518,408	—	3,518,408
Reality Shares NASDAQ NexGen Economy China ETF	51,829	—	51,829
Reality Shares Fundstrat DQM Long ETF	—	—	—

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision and believes the adoption of this ASU will not have a material impact on the financial statements.

On October 4, 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to US Generally Accepted Accounting Principles for investment companies. Effective November 4, 2018, the Funds adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Funds’ adoption of those amendments, effective with the financial statements prepared as of October 31, 2018, had no effect on the Funds’ net assets or results of operations.

11. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. No notable events have occurred between period end and the issuance of the financial statements.

44     Reality Shares ETF Trust

Board Considerations in Approving the Investment Advisory Agreement for the Funds (Unaudited)

The Board of Trustees (the “Board”) of Reality Shares ETF Trust (the “Trust”), including the Trustees who are not “interested persons” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), attended an in-person meeting held on December 17, 2018 (the “December Meeting”), called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Reality Shares Advisors, LLC (the “Advisor”) applicable to the Reality Shares DIVS ETF, Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF, and Reality Shares DIVCON Dividend Guard ETF, each an (“Existing Fund”) and collectively the existing series of the Trust (“Existing Series”).

The Trust Board, including the Independent Trustees, also attended in-person meetings held on (i) June 14, 2018 (the “June Meeting”) called for the purpose of, among other things, the consideration of, and voting on, the approval of the Investment Advisory Agreement between the Trust and Advisor applicable to the Reality Shares Nasdaq NexGen Economy China ETF; and (ii) September 13, 2018 (the “September Meeting”) called for the purpose of, among other things, the consideration of, and voting on, the approval of the Investment Advisory Agreement between the Trust and Advisor applicable to the Reality Shares Fundstrat DQM Long ETF; each a new fund of the Trust (a “New Fund” and together the “New Funds”), and included with the Existing Series collectively (the “Funds”).

Respective at each of the December Meeting, September Meeting and June Meeting (individually a “Meeting” and together the “Meetings”), the Board unanimously approved the Investment Advisory Agreement with respect to each Existing Fund and New Fund based on the Board’s review of qualitative and quantitative information provided by the Advisor.

In regard to the evaluation of each Existing and/or New Fund, at each respective Meeting, and prior to reaching the conclusion to approve the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from independent legal counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements and discussed the contents of such memorandum with independent legal counsel prior to the Meetings. Prior to each Meeting, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding each Existing and/or New Fund’s proposed fees and expenses relative to the fees and expenses of other comparable funds. The Independent Trustees carefully evaluated this information, met in executive session outside the presence of management, and were advised by independent legal counsel with respect to their deliberations. During the Meetings, the Trustees again reviewed with counsel their responsibilities in connection with their consideration of the Advisory Agreement, and engaged in a dialogue with management about the information provided in advance of each Meeting.

At each Meeting, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the investment advisory and other services to be provided by the Advisor; (b) the Advisor’s investment management personnel; (c) the Advisor’s operations and financial condition; (d) (i) with respect to the Existing Series, the performance of each Fund compared with appropriate benchmarks, after fees and expenses, and (ii) with respect to the New Funds, a review of the index methodology and other relevant data in support of each Fund’s investment thesis; (e) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds; (f) the Funds’ expected overall fees and operating expenses compared with those of similar funds; (g) the Advisor’s compliance processes and systems; (h) the Advisor’s compliance policies and procedures; (i) the Advisor’s reputation, expertise and resources in the financial markets; (k) the Advisor’s brokerage practices and investment strategies; (l) the Advisor’s current Form ADV; and (m) a copy of the Investment Advisory Agreement between the Trust and the Advisor. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at each Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the services that it provides (or will provide) to the Funds, as well as the costs incurred and benefits realized by the Advisor and its affiliates in providing such services; (c) concluded that the Advisor’s fees are reasonable in comparison to the fees charged by investment advisers to comparable funds and (d) agreed to approve the Investment Advisory Agreement based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided (and Expected to be Provided) by the Advisor; Personnel and Operations of the Advisor. The Board reviewed the services provided by the Advisor for the Existing Series and services expected to be provided by the Advisor for the New Funds under the Investment Advisory Agreement, and the Advisor’s experience, resources and strengths in managing the Funds, including its personnel. Based on the foregoing, the Trustees determined that each Fund was likely to benefit from the nature, quality and extent of these services, as well as the Advisor’s ability to render such services based on its experience, personnel, operations and resources.

Reality Shares ETF Trust     45

Board Considerations in Approving the Investment Advisory Agreement for the Funds (Unaudited)

•	Performance of the Existing Series and the Advisor. For each Existing Series, the Board was able to review the Fund’s performance over various trailing periods compared to the benchmark each Fund seeks to track, if applicable, and the benchmark index used for performance comparison purposes. The Board considered each Existing Fund’s investment performance relative to its investment objective. In addition, among other things, the Board considered information provided by the Advisor throughout the year, including tracking error data and data regarding the number of times that an Existing Fund’s secondary market trading price closed above or below the Existing Fund’s net asset value. Based on the foregoing, the Board concluded that each Existing Fund’s performance, including any tracking error, as applicable, was reasonable in light of the investment objectives and policies of each Existing Fund.
•	Comparison of Fees Charged (or to be Charged) by the Advisor and Other Investment Advisers to Similar Clients. The Board also reviewed statistical information provided by the Advisor regarding each Fund’s proposed expense ratio. In this regard, the Advisor subscribed to a report from an independent third-party provider to help the Board compare each of the Fund’s fees and expenses to those of comparable funds in the Fund’s peer groups as classified by independent market data providers. In the report, each Fund’s proposed expense ratio was compared to those of other funds in the Fund’s applicable peer group with shared key characteristics (e.g., asset size, investment strategy and portfolio investments). The Advisor discussed, and the Board considered and then found, the methodology for each Fund’s peer group to be appropriate. The Board further considered the contractual expense limitation agreement between the Trust and the Advisor pursuant to which the Advisor has agreed to waive its fees or reimburse expenses in order to keep certain expenses of the Reality Shares DIVCON Dividend Defender ETF and Reality Shares DIVCON Dividend Guard ETF from exceeding 0.10% of such Funds’ average daily net assets. Based on the foregoing, the Board determined that the advisory fees paid by the Funds were reasonable in relation to the nature, quality and extent of the services provided by the Advisor.
•	Costs of Services Provided (or to be Provided) to the Funds and Profits Realized by the Advisor. The Board noted that the Advisor had contractually agreed to pay all expenses of the Existing Series, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, distribution fees (if any), extraordinary expenses and, as applicable, expenses associated with securities sold short (together the “Operating Expenses”). For the New Funds, the Board noted the Advisor had contractually agreed to pay Operating Expenses, but with the additional exception of compensation and expenses of the Independent Trustees (including any such Trustee’s counsel fees) and compensation and expenses of the Trust’s chief compliance officer. On that basis, the Board concluded that the cost of services to the Funds was reasonable.

With respect to the Advisor’s profitability in its management of the Existing Series, the Board reviewed information regarding the direct revenue received by the Advisor and discussed the Advisor’s profit margin as reflected in the Advisor’s profitability analysis. With respect to the Advisor’s profitability assumptions in its management of the New Funds, the Board concluded it was too early to predict the profitability of the New Funds to the Advisor, but noted that they would monitor the Advisor’s profitability with respect to the Funds on an on-going basis.

•	Economies of Scale. The Board noted that several of the Funds are still not yet of a sufficient asset size to be experiencing economies of scale. The Board noted that it intends to continue monitoring the existence of economies of scale as the Funds grow asset size.
•	Other Benefits to the Advisor and/or its Affiliates. The Board also considered that Reality Shares may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable. The Board also noted that the Trust’s service providers are not affiliated with the Advisor, so that such services do not give rise to “fall-out” benefits for the Advisor.

On the basis of the information provided to it in advance of the Meetings and its evaluation of that information, as well as additional information provided by the Advisor in response to the Trustees’ questions during each Meeting, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

46     Reality Shares ETF Trust

Supplemental Information (Unaudited)

Proxy Voting Policies, Procedures and Record

A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record as applicable for the most recent twelve-month period ended June 30, 2017 is available, without charge upon request, by calling (855) 595-0240. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and the Fund’s net asset value may be found on the Fund’s website at http://www.realityshares.com.

Reality Shares ETF Trust     47

Investment Advisor

Reality Shares Advisors, LLC
402 W Broadway, Suite 2800
San Diego, CA 92101

Custodian/Fund Administrator

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm

Cohen & Company Ltd.
1350 Euclid Avenue., Suite 800
Cleveland, OH 44115

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Reality Shares ETF Trust

By (Signature and Title)*	/s/ Eric R. Ervin
Eric R. Ervin, President
(principal executive officer)

Date	6/18/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric R. Ervin
Eric R. Ervin, President
(principal executive officer)

Date	6/18/2019

By (Signature and Title)*	/s/ Tom Trivella
Tom Trivella, Treasurer
(principal financial officer)

Date	6/18/2019

* Print the name and title of each signing officer under his or her signature.